       AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999
                                                                File No. 2-36394
                                                               File No. 811-1990


                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, DC  20549

                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
                           Pre-Effective Amendment No.                       / /
                                                       ----
                          Post-Effective Amendment No.  46                   /X/
                                                       ----

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   /X/
                                  Amendment No.  22                          /X/
                                                ----

                         FRANKLIN LIFE VARIABLE ANNUITY FUND
                  (formerly Franklin Life Variable Annuity Fund A)
                              (EXACT NAME OF REGISTRANT)

                         THE FRANKLIN LIFE INSURANCE COMPANY
                                 (NAME OF DEPOSITOR)

                                  #1 Franklin Square
                             Springfield, Illinois 62713
                 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

          DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (800) 528-2011

                              Elizabeth E. Arthur, Esq.
                         The Franklin Life Insurance Company
                                  #1 Franklin Square
                             Springfield, Illinois 62713
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                       COPY TO:

                                Stephen E. Roth, Esq.
                           Sutherland Asbill & Brennan LLP
                            1275 Pennsylvania Avenue, N.W.
                              Washington, DC  20004-2415

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box):

     / / Immediately upon filing pursuant to paragraph (b) of Rule 485 / / On (date) pursuant to paragraph (b) of Rule 485
     /X/ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / On (date) pursuant to paragraph (a)(1) of Rule 485

TITLE OF SECURITIES BEING REGISTERED:  Individual Variable Annuity Contracts

                         FRANKLIN LIFE VARIABLE ANNUITY FUND

                PROSPECTUS -- INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                     ISSUED BY
                         THE FRANKLIN LIFE INSURANCE COMPANY
                                 #1 Franklin Square
                            Springfield, Illinois 62713
                                   1-800-528-2011

This prospectus describes three individual variable annuity contracts issued by The Franklin Life Insurance Company through the Franklin Life Variable Annuity Fund. The Franklin Life Insurance Company no longer sells the variable annuity contracts although owners of existing contracts may continue to make payments on those contracts.

Each variable annuity contract provides annuity payments that may vary with the investment performance of one of three subaccounts of the Franklin Life Variable Annuity Fund. The Franklin Life Insurance Company invests assets of each subaccount exclusively in shares of either the Stock Index Fund or the Money Market Fund of American General Series Portfolio Company, an open-end mutual fund. The Franklin Life Insurance Company does not guarantee any minimum value for amounts allocated to the subaccounts.

This prospectus sets forth the information that a contract owner should know before investing. Contract owners should keep this prospectus for future reference. A current prospectus for the designated investment portfolios of American General Series Portfolio Company must accompany this prospectus. Please read this prospectus in conjunction with the current prospectus for the American General Series Portfolio Company.

The Franklin Life Insurance Company has filed a statement of additional information having the same date as this prospectus with the Securities and Exchange Commission. The statement of additional information further describes the variable annuity contracts and the Franklin Life Variable Annuity Fund and is incorporated herein by reference. To obtain a free copy of this document, write or call The Franklin Life Insurance Company at its administrative office -
- FLIC Annuity Service Center, 2727-A Allen Parkway (3-50), Houston, Texas 77019-2191; or P.O. Box 4799, Houston, Texas 77210-4799, (800) 231-0105 or (713)
831-3505.

AN INVESTMENT IN A VARIABLE ANNUITY CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS A VARIABLE ANNUITY CONTRACT INSURED BY THE UNITED STATES GOVERNMENT. INVESTING IN A VARIABLE ANNUITY CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE RISK OF LOSS OF PAYMENTS (PRINCIPAL).

--------------------------------------------------------------------------------
      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      OF THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS THE SECURITIES
       AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
        PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                    April 30, 1999

                                  TABLE OF CONTENTS
SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4

FEE TABLES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
     Contract A Fee Table and Example. . . . . . . . . . . . . . . . . . .     6
     Contract B Fee Table and Example. . . . . . . . . . . . . . . . . . .     8
     Contract C Fee Table and Example. . . . . . . . . . . . . . . . . . .    10

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
     General Description . . . . . . . . . . . . . . . . . . . . . . . . .    12
     The Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
     Charges Under the Contracts . . . . . . . . . . . . . . . . . . . . .    13
     Minimum Investment. . . . . . . . . . . . . . . . . . . . . . . . . .    14
     Redemption. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
     Death Benefits. . . . . . . . . . . . . . . . . . . . . . . . . . . .    15
     Settlement Options. . . . . . . . . . . . . . . . . . . . . . . . . .    15
     Termination by The Franklin . . . . . . . . . . . . . . . . . . . . .    15
     Inquiries and Written Notices . . . . . . . . . . . . . . . . . . . .    15

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . .    16

THE FRANKLIN, THE FUND, AND THE PORTFOLIOS . . . . . . . . . . . . . . . .    17
     The Franklin. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
     The Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
     The Portfolios. . . . . . . . . . . . . . . . . . . . . . . . . . . .    18

DESCRIPTION OF THE CONTRACTS . . . . . . . . . . . . . . . . . . . . . . .    19
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    19
          Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . .    21
          Changing Periodic Stipulated Payments. . . . . . . . . . . . . .    21
          Assignment or Pledge . . . . . . . . . . . . . . . . . . . . . .    22
          Purchase Limits. . . . . . . . . . . . . . . . . . . . . . . . .    22
          Termination by the Franklin. . . . . . . . . . . . . . . . . . .    23
          Right to Revocation of Contract. . . . . . . . . . . . . . . . .    23
          Transfers to Other Contracts . . . . . . . . . . . . . . . . . .    23
          Deductions and Charges Under the Contracts . . . . . . . . . . .    24
     Deferred Variable Annuity Accumulation Period . . . . . . . . . . . .    25
          Crediting Accumulation Units . . . . . . . . . . . . . . . . . .    25
          Valuation of a Contract Owner's Contract . . . . . . . . . . . .    25
          Value of the Accumulation Unit . . . . . . . . . . . . . . . . .    26
          Redemption . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
          Payment of Accumulated Value at Time of Death. . . . . . . . . .    27
          Options upon Failure to Make Stipulated Payments . . . . . . . .    28
          Reinstatement. . . . . . . . . . . . . . . . . . . . . . . . . .    28
          Change of Beneficiary or Mode of Payment of Proceeds; Death of
             Beneficiaries . . . . . . . . . . . . . . . . . . . . . . . .    28
          Settlement Options . . . . . . . . . . . . . . . . . . . . . . .    29

          Transfer of Fixed-Dollar Annuity Values to Acquire Variable
             Annuity Accumulation Units. . . . . . . . . . . . . . . . . .    32
          Loans under Contract B . . . . . . . . . . . . . . . . . . . . .    32
     Annuity Period. . . . . . . . . . . . . . . . . . . . . . . . . . . .    34
          Electing Annuity Payments and Settlement Option; Commencement of
             Annuity Payments. . . . . . . . . . . . . . . . . . . . . . .    34
          The Annuity Unit . . . . . . . . . . . . . . . . . . . . . . . .    34
          Determination of Amount of First Monthly Annuity Payment
             (Deferred Variable Annuity Contracts) . . . . . . . . . . . .    35
          Amount of Second and Subsequent Monthly Annuity Payments
             (Deferred Variable Annuity Contracts) . . . . . . . . . . . .    36
          Determination of Amount of Annuity Payments (Immediate Variable
             Annuity Contracts). . . . . . . . . . . . . . . . . . . . . .    36
          Assumed Net Investment Rate. . . . . . . . . . . . . . . . . . .    36

FEDERAL INCOME TAX STATUS. . . . . . . . . . . . . . . . . . . . . . . . .    37
     Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
     The Franklin. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
     The Contracts: Qualified Plans. . . . . . . . . . . . . . . . . . . .    37
     The Contracts: Non-Qualified Plans. . . . . . . . . . . . . . . . . .    40
     Aggregation of Contracts. . . . . . . . . . . . . . . . . . . . . . .    41
     Income Tax Withholding. . . . . . . . . . . . . . . . . . . . . . . .    42

VOTING PRIVILEGES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43

SERVICES UNDER THE CONTRACTS . . . . . . . . . . . . . . . . . . . . . . .    44

STATE REGULATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44

REPORTS TO OWNERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44

EFFECT OF NON-QUALIFICATION. . . . . . . . . . . . . . . . . . . . . . . .    44

YIELD INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    44

REGISTRATION STATEMENT . . . . . . . . . . . . . . . . . . . . . . . . . .    45

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION . . . . . . .    45

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE. THE FRANKLIN LIFE INSURANCE COMPANY AND FRANKLIN LIFE VARIABLE ANNUITY FUND HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

SPECIAL TERMS

ACCUMULATION UNIT - A unit of measure used to determine the value of a Contract Owner's interest in a Subaccount prior to the initial Annuity Payment Date.

ADMINISTRATIVE OFFICE - The Administrative Office is the FLIC Annuity Service Center, 2727-A Allen Parkway (3-50), Houston, Texas 77019-2191. The mailing address and telephone number are P.O. Box 4799, Houston, Texas 77210-4799, (800) 231-0105 or (713) 831-3505.

ANNUITY PAYMENT DATE - The date The Franklin makes the first monthly Annuity Payment to the Variable Annuitant, and the same day of each month thereafter so long as the annuity is due. Depending on the Settlement Option elected, Annuity Payment Dates may occur on a periodic basis other than monthly.

ANNUITY PAYMENTS - Periodic payments made to a Variable Annuitant pursuant to a Contract. In certain circumstances, The Franklin may pay Annuity Payments to a Beneficiary after the death of a Variable Annuitant.

ANNUITY UNIT - A unit of measure used to determine the value of Annuity Payments after the first.

BENEFICIARY - The person or persons designated by the Contract Owner to whom any payment due on death is payable.

CASH VALUE - The value of all Accumulation Units or Annuity Units attributable to a Contract.

CODE - The Internal Revenue Code of 1986, as amended.

CONTRACT - One of the three individual variable annuity contracts issued by The Franklin Life Insurance Company through Franklin Life Variable Annuity Fund that is offered by this Prospectus ("Contract A," "Contract B," and "Contract C.")

CONTRACT ANNIVERSARY - An anniversary of the Effective Date of a Contract.

CONTRACT OWNER - Generally, the Contract Owner is the individual Variable Annuitant to whom The Franklin issues a Contract, or another person if the application for a Contract designates an owner other than the Variable Annuitant. In cases where a Contract is issued to a trustee of a qualified employees' trust or pursuant to a qualified annuity plan (Contract A or Contract C only), the Contract Owner will be the trustee or the employer establishing such trust or plan, and the employee named as the Variable Annuitant of such Contract is referred to herein as the employee. When the term "Contract Owner" is used in the context of voting rights, it includes the owners of all Contracts which depend in whole or in part on the investment performance of a Subaccount.

CONTRACT YEAR - Each twelve-month period starting with the Effective Date and each Contract Anniversary thereafter.

DEFERRED VARIABLE ANNUITY - An annuity contract that provides for Annuity Payments to commence at some future date. Included are periodic payment deferred contracts and single payment deferred contracts.

EFFECTIVE DATE - The date shown on the Schedule Page of a Contract as the date the first Contract Year begins.

FIXED-DOLLAR ANNUITY - An annuity contract that provides for Annuity Payments which remain fixed as to dollar amount throughout the Annuity Payment period.

THE FRANKLIN - The Franklin Life Insurance Company.

FUND - Franklin Life Variable Annuity Fund.

HOME OFFICE - The Home Office of The Franklin located at #1 Franklin Square, Springfield, Illinois 62713.

IMMEDIATE VARIABLE ANNUITY - An annuity contract that provides for Annuity Payments to commence immediately rather than at some future date.

INDIVIDUAL RETIREMENT ANNUITY - An annuity contract described in Section 408(b) of the Code. Individual Retirement Annuities may also qualify as Simplified Employee Pensions.

NON-QUALIFIED CONTRACTS - Contracts (either Contract B or Contract C) issued under Non-Qualified Plans.

NON-QUALIFIED PLANS - Retirement or deferred compensation plans or arrangements that do not receive favorable tax treatment under the Code.

PERIODIC STIPULATED PAYMENT CONTRACT - An annuity contract which provides that payments made to purchase the contract will be made in periodic instalments rather than in a single sum.

PORTFOLIO - A series of American General Series Portfolio Company, an open-end management investment company in which the Fund invests.

QUALIFIED CONTRACTS - Contracts (either Contract A or Contract C) issued under Qualified Plans.

QUALIFIED PLANS - Retirement plans that receive favorable tax treatment under the Code.

ROLLOVER CONTRIBUTION - A transfer pursuant to Sections 402(c)(1), 402(c)(9), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code.

SEC - Securities and Exchange Commission.

SETTLEMENT OPTION OR OPTIONS - Alternative terms under which payment of the amounts due in settlement of the Contracts may be received.

SIMPLIFIED EMPLOYEE PENSION - An Individual Retirement Annuity that meets the additional requirements of Section 408(k) of the Code.

SINGLE STIPULATED PAYMENT CONTRACT - An annuity contract which provides that the total payment to purchase the contract will be made in a single sum rather than in periodic instalments. Included are single payment immediate contracts and single payment deferred contracts.

STIPULATED PAYMENTS - The payment or payments to be made to The Franklin under a Contract.

SUBACCOUNT - A subdivision of the Fund, whose assets are invested in a corresponding Portfolio.

VALUATION DATE - The Valuation Date is each day on which both the New York Stock Exchange and the Administrative Office are open for business except for a day that a Subaccount's corresponding Portfolio does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Reverend Dr. Martin Luther King, Jr. Holiday; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD - The period commencing on a Valuation Date and ending on the next Valuation Date.

VARIABLE ANNUITANT - Any natural person with respect to whom a The Franklin has issued a Contract and a Variable Annuity has been, will be or (but for death) would have been effected thereunder. In certain circumstances, a Variable Annuitant may elect to receive Annuity Payments on a fixed-basis or a combination of a fixed and variable basis.

VARIABLE ANNUITY - An annuity contract which provides for a series of periodic annuity payments, the amounts of which may increase or decrease as a result of the investment experience of a separate account.

                                     FEE TABLES

The following pages present separate Fee Tables for each of the three Contracts. Each Fee Table assists Contract Owners in understanding the various fees and expenses that they bear directly or indirectly. Each table reflects expenses of the Fund as well as the Portfolios. Although the Contracts provide for certain administration fees, sales loads, or surrender or deferred sales charges, effective October 1998, The Franklin waived the imposition and receipt of all sales loads, surrender or deferred sales charges, and administration fees specified in the Contracts. The Franklin may make deductions from Stipulated Payments for any premium taxes payable by The Franklin on the amounts received from the sale of the Contracts. See "Premium Taxes." See "Charges under the Contracts" for a more detailed description of fees and expenses for each Contract.

                           CONTRACT A FEE TABLE AND EXAMPLE


CONTRACT A - OWNER TRANSACTIONS EXPENSES

      Sales Load Imposed on Purchases (as a percentage of purchase payments)                   None (1)

      Administration Fee (as a percentage of purchase payments)                                None (2)

SUBACCOUNT A - ANNUAL EXPENSES (as a percentage of average net assets)

      Mortality Fees                                                                             0.90%

      Expense Risk Fees                                                                          0.10%

 Total Subaccount A Annual Expenses                                                              1.00%
 PORTFOLIO (STOCK INDEX FUND) - ANNUAL EXPENSES (as a percentage of average net assets)

      Management Fees                                                                            0.27%

      Other Expenses (after expense limitations or reimbursements)                               0.04%

 Total Portfolio Annual Expenses (after expense limitations or reimbursements)                   0.31%
 Total Subaccount A and Portfolio Annual Expenses                                                1.31%


-----------------------

     (1) Reflects waiver of the specified Contract charge. Contract A provides that: (1) in the case of a Single Stipulated Payment Contract, a deduction equal to 5% of the total single payment would be made for sales expenses; and (2) in the case of Periodic Stipulated Payment Contracts, a deduction equal to 6% of each periodic payment would be made for sales expenses.

     (2) Reflects waiver of the specified Contract charge. Contract A provides that: (1) in the case of a Single Stipulated Payment Contract, a deduction equal to 4% (with a maximum of $100) of the total single payment would be made for administrative expenses; and (2) in the case of Periodic Stipulated Payment Contracts, a deduction equal to 3% of each periodic payment would be made for administrative expenses.

EXAMPLE

If you surrender your Contract A at the end of the applicable time period, you would pay the following expenses (based on expenses for the year ended December 31, 1998) on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 year    3 years   5 years  10 years

Single Stipulated Payment Contract        $15        $45       $78      $171

Periodic Stipulated Payment Contract      $15        $45       $78      $171

If you do not surrender your Contract A, you would pay the following expenses (based on expenses for the year ended December 31, 1998) on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 year    3 years   5 years  10 years

Single Stipulated Payment Contract        $15        $45       $78      $171

Periodic Stipulated Payment Contract      $15        $45       $78      $171

PLEASE DO NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The example assumes that a single Stipulated Payment of $1,000 is made at the beginning of the periods shown. (It should be noted that The Franklin will not actually issue a Single Stipulated Payment Contract unless the single payment is at least $2,500.) This assumption applies even with respect to Periodic Stipulated Payment Contracts, which would normally require additional payments. The example also assumes a constant investment return of 5% and the expenses might be different if the return of the Subaccount averaged 5% over the periods shown but fluctuated during such periods. The amounts shown in the example represent the aggregate amounts that would be paid over the life of a Contract if the Contract were surrendered at the end of the applicable time periods.

                           CONTRACT B FEE TABLE AND EXAMPLE


CONTRACT B - OWNER TRANSACTIONS EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)                        None (3)

Administration Fee (as a percentage of purchase payments)                                     None (3)

SUBACCOUNT B - ANNUAL EXPENSES (as a percentage of average net assets)

     Mortality Fees                                                                            0.90%

     Expense Risk Fees                                                                         0.10%

Total Subaccount B Annual Expenses                                                             1.00%

PORTFOLIO (STOCK INDEX FUND) - ANNUAL EXPENSES (as a percentage of average net assets)

     Management Fees                                                                           0.27%

     Other Expenses (after expense limitations and reimbursements)                             0.04%

Total Portfolio Annual Expenses (after expense limitations and reimbursements)                 0.31%

Total Subaccount B and Portfolio Annual Expenses                                               1.31%


---------------------
     (3) Reflects waiver of the specified Contract charge. Contract B provides that in the case of a Single Stipulated Payment Contract, a deduction equal to 5% of the total single payment would be made for sales expenses and a deduction of $100 would be made for administrative expenses (for a combined total, in the case of a minimum Single Stipulated Payment Contract sold, of 9%). In the case of Periodic Stipulated Payment Contracts, Contract B provides that a deduction, which varies depending upon the length of the Stipulated Payment period agreed upon in the Contract and the Contract Year with respect to which the payment is scheduled to be made, would be made for sales and administrative expenses. Over the entire life of a 12-year Periodic Stipulated Payment Contract, total deductions equal to 4.33% of all periodic payments are made for sales expenses and total deductions equal to 4.67% of all periodic payments would be made for administrative expenses (for a combined total of 9%); the combined total deductions amount to 9.89% of the net amount invested assuming no premium taxes are applicable (4.76% for sales expenses and 5.13% for administrative expenses). During the first four years of a 12-year contract, however, combined total deductions amount to 17.65%.

EXAMPLE

If you surrender your Contract B at the end of the applicable time period, you would pay the following expenses (based on expenses for the year ended December 31, 1998) on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 year    3 years   5 years  10 years

Single Stipulated Payment Contract        $15        $45       $78      $171

Periodic Stipulated Payment Contract      $15        $45       $78      $171

If you do not surrender your Contract B, you would pay the following expenses (based on expenses for the year ended December 31, 1998) on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 year    3 years   5 years  10 years

Single Stipulated Payment Contract        $15        $45       $78      $171

Periodic Stipulated Payment Contract      $15        $45       $78      $171

PLEASE DO NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The example assumes that a single Stipulated Payment of $1,000 is made at the beginning of the periods shown. (It should be noted that The Franklin will not actually issue a Single Stipulated Payment Contract unless the single payment is at least $2,500.) This assumption applies even with respect to Periodic Stipulated Payment Contracts, which would normally require additional payments. The example also assumes a constant investment return of 5% and the expenses might be different if the return of the Subaccount averaged 5% over the periods shown but fluctuated during such periods. The amounts shown in the example represent the aggregate amounts that would be paid over the life of a Contract if the Contract were surrendered at the end of the applicable time periods.

                           CONTRACT C FEE TABLE AND EXAMPLE


CONTRACT C - OWNER TRANSACTIONS EXPENSES

Sales Load (as a percentage of purchase payments)                                                None (4)

Administration Fee (as a charge against purchase payments)                                       None (5)

SUBACCOUNT C - ANNUAL EXPENSES (as a percentage of average net assets)

     Mortality Fees                                                                                0.90%

     Expense Risk Fees                                                                             0.16%

Total Subaccount C Annual Expenses                                                                 1.06%

PORTFOLIO (MONEY MARKET FUND) - ANNUAL EXPENSES (as a percentage of average net assets)

     Management Fees                                                                               0.50%

     Other Expenses (after expense limitations and reimbursements)                                 0.05%

Total Portfolio Annual Expenses (after expense limitations and reimbursements)                     0.55%

Total Subaccount C and Portfolio Annual Expenses (after expense limitations)(6)                    1.44%


----------------------
     (4) Reflects waiver of the specified Contract charge. Contract C provides that a contingent deferred sales charge, applied against the lesser of the Cash Value or Stipulated Payments made during the immediately preceding 72 months, would be deducted in the event of certain redemptions. In the case of Periodic Stipulated Payment Contracts, such charges for total redemptions would start at 8% for the first three Contract Years and then decline by 2% increments per year through the sixth Contract Year, with no such charge being imposed after the end of the sixth Contract Year. In the case of Single Stipulated Payment Contracts, such charges for total redemptions would start at 6% for the first two Contract Years and then decline by 2% increments per year through the fourth Contract Year, with no such charge being imposed after the end of the fourth Contract Year.

     (5) Reflects waiver of the specified Contract charge. Under Contract C, a deduction of $20 per Contract Year (subject to increase by The Franklin to a maximum of $30 per Contract Year) and a transaction fee of $1.00 per Stipulated Payment ($.50 if by Bank Draft or by employer or military preauthorized automatic deduction from compensation) in the case of Periodic Stipulated Payment Contracts, and a one-time deduction of $100 in the case of Single Stipulated Payment Contracts, would be made from Stipulated Payments for administrative expenses.

     (6) The Franklin implemented an expense limitation whereby the Subaccount's total annual expenses (as a percentage of average net assets), will not exceed 1.44%, which was the total annual expenses (as a percentage of average net assets) for the year ended December 31, 1998 of the separate account that previously issued Contract C (Franklin Life Money Market Variable Annuity Fund
C). Absent this expense limitation, the total Subaccount C and Portfolio annual expenses (as a percentage of average net assets) would have been 1.615%. See "Summary -- Charges Under the Contracts."

EXAMPLE

If you surrender your Contract C at the end of the applicable time period, you would pay the following expenses (based on expenses for the year ended December 31, 1998) on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 year    3 years   5 years  10 years
Single Stipulated Payment Contract        $15        $45       $78      $171

Periodic Stipulated Payment Contract      $15        $45       $78      $171

If you do not surrender your Contract C, you would pay the following expenses (based on expenses for the year ended December 31, 1998) on a $1,000 investment, assuming a 5% annual return on assets:

                                        1 year    3 years   5 years  10 years

Single Stipulated Payment Contract        $15       $45       $78      $171

Periodic Stipulated Payment Contract      $15       $45       $78      $171

PLEASE DO NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The example assumes that a single Stipulated Payment of $1,000 is made at the beginning of the periods shown. (It should be noted that The Franklin will not actually issue a Single Stipulated Payment Contract unless the single payment is at least $2,500.) This assumption applies even with respect to Periodic Stipulated Payment Contracts, which would normally require additional payments. The example also assumes a constant investment return of 5% and the expenses might be different if the return of the Subaccount averaged 5% over the periods shown but fluctuated during such periods. The amounts shown in the example represent the aggregate amounts that would be paid over the life of a Contract if the Contract were surrendered at the end of the applicable time periods.

                                      SUMMARY

GENERAL DESCRIPTION

This prospectus provides Contract Owners with information regarding the three separate variable annuity contracts that The Franklin offers through this prospectus. Each Contract is a variable annuity contract issued through the Fund by The Franklin that is designed to assist in retirement planning for individuals:

     - Contract A is used in connection with certain qualified plans and trusts accorded special tax treatment or as individual retirement annuities under the Code.

     - Contract B is designed for retirement planning for individuals, and is NOT for use in connection with employer-related plans or qualified plans and trusts (including individual retirement annuities) accorded special tax treatment under the Code.

     - Contract C is used as an individual retirement annuity or in connection with trusts and retirement or deferred compensation plans that may or may not qualify for special federal tax treatment under the Code. See "Federal Income Tax Status," below.

THE FRANKLIN NO LONGER ISSUES NEW CONTRACTS ALTHOUGH PAYMENTS ARE STILL ACCEPTED ON EXISTING CONTRACTS. Because the Contracts are similar in many respects, this prospectus includes one description of provisions that apply to each of the Contracts once. The prospectus includes separate descriptions for provisions that differ among the Contracts. This summary provides a concise description of the more significant aspects of each Contract. This prospectus, the related Statement of Additional Information, and each Contract provide further detail. Separate prospectuses describe the Portfolios. Please contact the Administrative Office for further information.

The Franklin offered two types of each Contract:

     - Immediate Variable Annuities, where Annuity Payments to the Variable Annuitant commence immediately, and

     - Deferred Variable Annuities, where Annuity Payments to the Variable Annuitant commence in the future.

Immediate Variable Annuities could only be purchased with a single Stipulated Payment, and Deferred Variable Annuities could be purchased either with periodic Stipulated Payments or with a single Stipulated Payment.

The basic purpose of each Contract is to provide Annuity Payments that will commence on the initial Annuity Payment Date selected by the Contract Owner and may vary with the investment performance of a designated Subaccount of Franklin Life Variable Annuity Fund. The Franklin is the issuer of the Contracts and the obligations under the Contracts are The Franklin's obligations. The Franklin does not guarantee any minimum value for amounts allocated to the Subaccounts.

THE FUND

The Fund is a unit investment trust that currently has three Subaccounts:

     - Subaccount A, which holds payments by owners of Contract A and values with respect to Contract A;

     - Subaccount B, which holds payments by owners of Contract B and values with respect to Contract B; and

     - Subaccount C, which holds payments by owners of Contract C and values with respect to Contract C.

Prior to April 30, 1999, each Contract was issued through a different management company separate account established by The Franklin: Contract A was issued through Franklin Life Variable Annuity Fund A (the predecessor to the Fund), Contract B was issued through Franklin Life Variable Annuity Fund B, and Contract C was issued through Franklin Life Money Market Variable Annuity Fund C.

However, pursuant to a set of transactions approved by Contract Owners in April of 1999, Franklin Life Variable Annuity Fund A: (1) was renamed "Franklin Life Variable Annuity Fund"; (2) was consolidated with Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C; and (3) was converted from a management investment company into a unit investment trust having separate Subaccounts corresponding to each of the three Contracts.

Each Subaccount invests exclusively in shares of a certain Portfolio of American General Series Portfolio Company, an open-end management investment company as follows:

     - assets of Subaccount A and Subaccount B are invested in the Stock Index Fund of American General Series Portfolio Company; and

     - assets of Subaccount C are invested in the Money Market Fund of American General Series Portfolio Company.

The Cash Value of payments allocated to the Franklin Life Variable Annuity Fund will vary with the investment performance of the Subaccounts and The Franklin does not guarantee the Cash Value.

CHARGES UNDER THE CONTRACTS

The separate Fee Tables that appear immediately before this summary illustrate the charges applicable to each Contract. These charges also are described below under "Deductions and Charges Under the Contracts." Although the Contracts provide for certain administration fees, sales loads, or surrender or deferred sales charges, beginning in October 1998, The Franklin waived the imposition and receipt of all sales loads, surrender or deferred sales charges, and administration fees specified in the Contracts. In addition, The Franklin implemented an expense limitation whereby each Subaccount's total annual expenses (as a percentage of average net assets), will not exceed the total annual expenses (as a percentage of average net assets) for the year ended December 31, 1998 of the separate account that previously issued the Contract. The following is a summary of the remaining charges associated with each Contract.

     - MORTALITY AND EXPENSE RISK CHARGES. For Contract A and Contract B, The Franklin assesses a daily charge of 1.002% of net asset value on an annual basis against Subaccount A and Subaccount B (consisting of 0.900% for The Franklin's assurances of annuity rates or mortality factors and 0.102% for The Franklin's assurances of expense factors). The charges for annuity rate, mortality assurances and expense assurances associated with Contract C total 1.065% on an annual basis and are made daily against the net asset value of Subaccount C (0.900% for The Franklin's assurance of annuity rates or mortality factors and 0.165% for The Franklin's assurances of expense factors). See "Mortality and Expense Risk Charge," below.

     - PORTFOLIO EXPENSES. The investment experience of each Subaccount reflects that of the Portfolio whose shares it holds. The investment experience of each Portfolio reflects its fees and other operating expenses. Please read the prospectuses of the Portfolios for details.


     - PREMIUM TAXES. The various jurisdictions in which The Franklin is transacting business regarding the Contracts charge premium taxes ranging up to 5% of the premiums received by The Franklin from the sale of the Contracts. The Franklin deducts the amount of such taxes from the Stipulated Payments at the time any premium taxes are payable.

MINIMUM INVESTMENT

Subject to limited exceptions, the minimum single Stipulated Payment is $2,500. The minimum Periodic Stipulated Payment Contract sold is one under which the annual payments are currently $120 (for Contract A and Contract B) or $360 (for Contract C), and the minimum of each monthly Stipulated Payment is currently $10 (for Contract A and Contract B) or $30 (for Contract C). See "Purchase Limits," below.

REDEMPTION

Prior to the death of the Variable Annuitant and prior to the Contract's initial Annuity Payment Date, a Contract Owner under a Deferred Variable Annuity Contract may redeem all or part of the Contract and receive the Cash Value less federal income tax withholding, if applicable. The Cash Value is equal to the number of Accumulation Units credited to the part of the Contract redeemed multiplied by the value of an Accumulation Unit at the end of the Valuation Period in which The Franklin receives the redemption request. Under Contract A and Contract C, any redemption will be subject to any limitations on early settlement contained in an applicable Qualified Plan and subject to limitations on early withdrawals imposed in connection with Section 403(b) annuity purchase plans (see "Federal Income Tax Status," below). Partial redemptions under Contract C must be in amounts of at least $500. For information as to Accumulation Units, see "Value of the Accumulation Unit," below.

Subject to certain limitations, a Contract Owner may elect to have all or a portion of the amount due upon a total redemption of a Contract applied under certain Settlement Options or applied toward the purchase of other annuity or insurance products offered by The Franklin. Federal tax penalties may apply to certain redemptions. See "Redemption," "Transfers to Other Contracts," "Settlement Options," and "Federal Income Tax Status," below.

DEATH BENEFITS

The Franklin will pay death benefits to the surviving Beneficiary if a Variable Annuitant dies before the initial Annuity Payment Date. The death benefits payable will be the Cash Value of a Contract determined as of the Valuation Date on which The Franklin receives written notice of death. See "Payment of Accumulated Value at Time of Death," below.

SETTLEMENT OPTIONS

At any time prior to the initial Annuity Payment Date and during the Variable Annuitant's lifetime, the Contract Owner may elect to have all or a portion of the amount due in settlement of a Contract applied under any of the available Settlement Options. A Contract Owner may select available Settlement Options on a fixed or variable basis or a combination thereof. Certain Settlement Options are subject to satisfactory proof of age of the person or persons to whom the Annuity Payments are to be made. See "Settlement Options," below.

TERMINATION BY THE FRANKLIN

The Franklin currently reserves the right to terminate Contracts if Stipulated Payments are less than $120 (for Contract A and Contract B) or $360 (for Contract C) in each of three consecutive Contract Years (excluding the first Contract Year), and if the Cash Value is less than $500 at the end of such three-year period. For Contract A and Contract C, different termination provisions apply in the case of Individual Retirement Annuities. See "Termination by The Franklin," below.

INQUIRIES AND WRITTEN NOTICES

Please contact the Administrative Office with any inquiry regarding a Contract, procedures or other matters, and any written notice or request. All inquiries and requests should include the Contract number, the Contract Owner's name and signature, and the Variable Annuitant's name.

                          CONDENSED FINANCIAL INFORMATION

The following condensed financial information shows the value of an Accumulation Unit and how it has changed during the past 10 years. The information is derived from the financial statements for Franklin Life Variable Annuity Fund A (the separate account that held values with respect to Contract A during the past 10 years), Franklin Life Variable Annuity Fund B (the separate account that held values with respect to Contract B during the past 10 years), and Franklin Life Money Market Variable Annuity Fund C (the separate account that held values with respect to Contract C during the past 10 years). Please read the information in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.

                                                                            YEAR ENDED DECEMBER 31

                                                                1998       1997       1996       1995       1994
SUBACCOUNT A

Accumulation Unit value at beginning of period                $98.429    $81.485    $69.200    $53.988    $53.593

Accumulation Unit value at end of period                     $123.031    $98.429    $81.485    $69.200    $53.988

Number of Accumulation Units outstanding at end of period     109,896    124,714    139,945    150,474    172,507


SUBACCOUNT B

Accumulation Unit value at beginning of period               $110.589    $86.875    $73.016    $57.630    $57.854

Accumulation Unit value at end of period                     $147.176   $110.589    $86.875    $73.016    $57.630

Number of Accumulation Units outstanding at end of period      13,839     16,323     18,648     21,059     23,165


SUBACCOUNT C

Accumulation Unit value at beginning of period                $23.733    $22.866    $22.030    $21.136    $20.593

Accumulation Unit value at end of period                      $24.594    $23.733    $22.866    $22.030    $21.136

Number of Accumulation Units outstanding at end of period      62,851     80,944     87,386    104,641    132,646

                                                                           YEAR ENDED DECEMBER 31

                                                               1993       1992       1991        1990       1989
SUBACCOUNT A

Accumulation Unit value at beginning of period                $53.023    $51.912    $37.134     $39.664    $31.828

Accumulation Unit value at end of period                      $53.593    $53.023    $51.912     $37.134    $39.664

Number of Accumulation Units outstanding at end of period     198,763    217,948    229,368     256,831    277,735


SUBACCOUNT B

Accumulation Unit value at beginning of period                $55.693    $54.103    $39.821     $40.984    $32.432

Accumulation Unit value at end of period                      $57.854    $55.693    $54.103     $39.821    $40.984

Number of Accumulation Units outstanding at end of period      26,542     29,973     31,205      48,192     53,877


SUBACCOUNT C

Accumulation Unit value at beginning of period                $20.270    $19.819    $18.948     $17.712    $16.414

Accumulation Unit value at end of period                      $20.593    $20.270    $19.810     $18.948    $17.712

Number of Accumulation Units outstanding at end of period     159,929    210,310    247,150     270,271    307,850

FINANCIAL STATEMENTS - The Statement of Additional Information includes financial statements for the Fund and The Franklin and the reports of the independent auditors and accountants for the Fund and The Franklin.

                     THE FRANKLIN, THE FUND, AND THE PORTFOLIOS

THE FRANKLIN

The Franklin Life Insurance Company:

     - is a legal reserve stock life insurance company located at #1 Franklin Square, Springfield, Illinois 62713

     - was organized under the laws of the state of Illinois in 1884 as Franklin Life Association (an assessment association)

     - reincorporated as a mutual company under its present name in 1898, and converted to a stock company in 1910

     - issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans

     - is licensed in the District of Columbia, Puerto Rico, the Virgin Islands, and all states except New York

     - is an indirect wholly owned subsidiary of American General Corporation, a financial services organization located at 2929 Allen Parkway, Houston, Texas 77019

THE FUND

By resolution of the Board of Directors of The Franklin pursuant to the provisions of the Illinois Insurance Code, The Franklin established Franklin Life Variable Annuity Fund A (the immediate predecessor to the Fund) as a separate investment account of The Franklin on November 5, 1969. Franklin Life Variable Annuity Fund A was established as an open-end diversified management investment company. In April of 1999, The Franklin effected a set of transactions whereby Franklin Life Variable Annuity Fund A was renamed Franklin Life Variable Annuity Fund (the "Fund"), converted into a unit investment trust, and consolidated with Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C.

As a unit investment trust, the Fund consists of three Subaccounts that each invest exclusively in shares of a specified Portfolio. The Fund is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve supervision of the management of the Fund or of The Franklin by the SEC. The Fund also is governed by the laws of Illinois, The Franklin's state of domicile, and may also be governed by laws of other states in which The Franklin does business.

Under the provisions of the Illinois Insurance Code: (1) the income, gains or losses of the Fund are credited to or charged against the amounts allocated to the Fund in accordance with the terms of the Contracts, without regard to the other income, gains or losses of The Franklin; and (2) the assets of the Fund are not chargeable with liabilities arising out of The Franklin's other business activities, including liabilities of any other separate account which may be established. The Franklin holds these assets with relation to the Contracts described in this prospectus and such other variable annuity contracts as The Franklin may issue and designate as participating in the Fund. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of The Franklin. Accordingly, all of The Franklin's assets (except those allocated to other separate accounts which have been or may be established) are available to meet its obligations and expenses under the Contracts participating in the Fund.

The Franklin is taxed as a "life insurance company" under the Code. The Fund is subject to tax as part of The Franklin for federal income tax purposes.
However, the Fund's operations are considered separately from The Franklin's other operations in computing The Franklin's tax liability, and the Fund is not affected by federal income taxes paid by The Franklin with respect to its other operations. The Fund's operations are treated separately from The Franklin's other operations for accounting and financial statement purposes. Under existing law, The Franklin pays no federal income tax on investment income and realized capital gains of the Fund. See "Federal Income Tax Status," below.

THE PORTFOLIOS

The Subaccounts of the Fund will invest exclusively in shares of American General Series Portfolio Company's Stock Index Fund and Money Market Fund. American General Series Portfolio Company is registered with the SEC as an open-end management investment company -- a type of company commonly known as a "mutual fund." The Stock Index Fund and Money Market Fund offer their respective shares of common stock exclusively to variable annuity and variable life insurance separate accounts of insurance companies. As a "series" type of investment company, American General Series Portfolio Company issues distinct series of shares, each of which represents an interest in a separate diversified portfolio or "pool" of investments. Both the Stock Index Fund and Money Market Fund resemble a separate mutual fund issuing a separate series of shares. Additional information about the Stock Index Fund and the Money Market Fund is contained in American General Series Portfolio Company's prospectus and in the statement of additional information referred to in that prospectus.

Each issued and outstanding share of a Portfolio is entitled to participate equally in dividends and distributions from such Portfolio and in the net assets of such Portfolio (I.E., the assets remaining after satisfaction of outstanding liabilities) upon a liquidation or dissolution. Portfolio shares entitle their holders to one vote per share; however, separate votes will be taken by each series on matters affecting an individual series. Shares have noncumulative voting rights and no preemptive or subscription rights. The Portfolios are not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing directors, changing fundamental policies or approving an investment management contract.

The Variable Annuity Life Insurance Company ("VALIC"), an investment adviser registered with the SEC under the Investment Advisers Act of 1940, serves as the investment adviser to each to the Stock Index Fund and the Money Market Fund. VALIC has engaged Bankers Trust Company as the investment sub-adviser for the Stock Index Fund. The investment objectives of the Stock Index Fund and the Money Market Fund are as follows:

     - The Stock Index Fund seeks long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's 500 Stock Index-Registered Trademark- ("S&P 500")(7).

     - The Money Market Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

     THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE.

THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE AMERICAN GENERAL SERIES PORTFOLIO COMPANY CONTAINS MORE DETAILED INFORMATION CONCERNING THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE PORTFOLIOS, THE EXPENSES OF THE PORTFOLIOS, THE RISKS ATTENDANT TO INVESTING IN THE PORTFOLIOS AND OTHER ASPECTS OF THEIR OPERATIONS. PLEASE READ THE PORTFOLIOS' PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING INVESTMENTS IN THE CONTRACTS.

The Franklin cannot guarantee that each Portfolio will always be available for its variable annuity contracts, but in the unlikely event that a Portfolio is not available, The Franklin will take reasonable steps to secure the availability of a comparable portfolio. The Fund purchases and redeems shares of each Portfolio at net asset value, without a sales charge.

American General Series Portfolio Company sells shares of the Portfolios to separate accounts of insurance companies other than The Franklin, a practice known as "shared funding." Shares of the Portfolios are also sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Portfolios. In the event of any such material conflicts, The Franklin will consider what action may be appropriate, including removing the Portfolio from the Fund or replacing the Portfolio with another portfolio.

                            DESCRIPTION OF THE CONTRACTS

GENERAL

The description of the Contracts contained in this prospectus is qualified in its entirety by reference to the respective Contract, a copy of which is available upon request from the Administrative Office. Unless otherwise indicated in this prospectus, the discussion of the Contracts herein refers to Variable Annuity Contracts, or to the Variable Annuity portion in cases where both a Variable Annuity and a Fixed-Dollar Annuity are provided in the same Contract, and not to any Fixed-Dollar Annuity. Provisions relating to a Fixed-Dollar Annuity and a Variable Annuity are separate, and neither is dependent upon the other in its operation.


------------------

     (7) Standard & Poor's-Registered Trademark-, S&P-Registered Trademark-, S&P 500-Registered Trademark-, and Standard & Poor's 500-Registered Trademark-are trademarks of The McGraw-Hill Companies, Inc. The Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Stock Index Fund.

The Franklin designed the three Contracts offered by this prospectus primarily to assist in retirement planning for individuals. The Contracts provide Annuity Payments for life commencing on a selected Annuity Payment Date, but other Settlement Options are available. The amount of the Annuity Payments may vary with the investment performance of the specified Subaccount of the Fund.

For each of the three Contracts, The Franklin offers two types of Contracts pursuant to this prospectus: those under which Annuity Payments to the Variable Annuitant commence immediately - "Immediate Variable Annuities" - and those under which Annuity Payments to the Variable Annuitant commence in the future - "Deferred Variable Annuities." Deferred Variable Annuities could be purchased either with periodic Stipulated Payments or with a single Stipulated Payment, while Immediate Variable Annuities could only be purchased with a single Stipulated Payment.

The Contract Owner may elect to have a portion of the Stipulated Payment or Payments applied by The Franklin for the purchase of a Fixed-Dollar Annuity subject to the terms of any plan pursuant to which a Contract is issued. Fixed-Dollar Annuity contracts do not, however, participate in the Fund and the amounts associated with Fixed-Dollar Annuity contracts are held in The Franklin's general account. In cases where both a Fixed-Dollar and a Variable Annuity are provided under the same contract, either annuity may be terminated and the Cash Value attributable thereto obtained or other Settlement Option elected by the Contract Owner, at any time prior to commencement of Annuity Payments by The Franklin. Under these circumstances, the other annuity may be continued in effect, provided that the annual stipulated payment allocated to the other annuity satisfies The Franklin's usual underwriting practices. These practices presently require that each periodic Stipulated Payment which purchases the Variable Annuity be at least $10 for Contracts A and B, and $30 for Contract C. See generally "Redemption," "Settlement Options," and "Federal Income Tax Status-Individual Retirement Annuities," below.

The discussion of Contract terms herein in many cases summarizes those terms. Reference is made to the full text of the separate Contract forms, which are filed with the SEC as exhibits to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, and are available upon request to the Administrative Office. For Contract A and Contract C, the exercise of certain of the Contract rights herein described may be subject to the terms and conditions of any Qualified Plan under which such Contract may be purchased. This prospectus contains no information concerning any such Qualified Plan. Further information relating to some Qualified Plans may be obtained from the disclosure documents required to be distributed to employees under the Employee Retirement Income Security Act of 1974.

The Qualified Contracts described in this Prospectus were not knowingly sold other than for use:

     (1) in connection with qualified employee pension and profit-sharing trusts described in Section 401(a) and tax-exempt under Section 501(a) of the Code, and qualified annuity plans described in Section 403(a) of the Code;

     (2) in connection with qualified pension, profit-sharing and annuity plans established by self-employed persons ("H.R. 10 Plans");

     (3) in connection with annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code; or

     (4) as Individual Retirement Annuities described in Section 408(b) of the Code, including Simplified Employee Pensions described in Section 408(k) of the Code.

The sections below discuss other provisions of the Contracts and administrative practices of The Franklin with respect to the Contracts.

ANNUITY PAYMENTS

The Franklin determines Variable Annuity Payments on the basis of (1) an annuity rate table specified in the Contract, and (2) the investment performance of the Subaccount. In the case of Deferred Variable Annuity Contracts, the annuity rate table is set forth in the Contract. In the case of Immediate Variable Annuities, the table is that used by The Franklin on the date of issue of the Contract. Mortality experience adverse to The Franklin or an increase in The Franklin's expenses related to the Fund or the Contracts in excess of the expense deductions provided for in the Contracts will not affect the amount of the Annuity Payments. The Variable Annuitant under an annuity with a life contingency or one providing for a number of Annuity Payments certain will receive the value of a fixed number of Annuity Units each month, determined as of the initial Annuity Payment Date on the basis of the applicable annuity rate table and the then value of his or her account. The value of Annuity Units, and thus the amounts of the monthly Annuity Payments, will, however, reflect investment gains and losses and investment income occurring after the initial Annuity Payment Date, and thus the amount of the Annuity Payments will vary with the investment experience of the Fund. See "Annuity Period," below.

Certain of the Contracts described in this prospectus incorporate annuity rate tables which reflect the age and sex of the Variable Annuitant and the Settlement Option selected. Such sex-distinct tables are appropriate for use, for example, under Contracts which are not purchased in connection with certain "employer-related" plans (such as individual retirement annuities not sponsored by an employer). However, The Franklin will provide "unisex" annuity rate tables for use under Contracts purchased in connection with "employer-related" plans.

CHANGING PERIODIC STIPULATED PAYMENTS

Contract Owners can pay Stipulated Payments on an annual, semi-annual or quarterly schedule or, with The Franklin's consent, monthly. The first Stipulated Payment was due as of the date of issue and each subsequent Stipulated Payment is due on the first day following the interval covered by the next preceding Stipulated Payment and on the same date each month as the date of issue.

A Contract Owner (of Contract A or Contract C) may increase the amount of a Stipulated Payment on an annualized basis under a Periodic Stipulated Payment Contract (except in the case of an Individual Retirement Annuity, which cannot be increased above the amounts described under "Purchase Limits," below) up to an amount on an annualized basis equal to twice (or ten times in the case of Contract C) the amount of the first Stipulated Payment on an annualized basis.

For all Contracts, the amount of a periodic Stipulated Payment may be decreased by the Contract Owner on any date a Stipulated Payment is due (subject to the limitations described under "Purchase Limits" below). After such a decrease under Contract B, the Contract Owner is permitted to increase his periodic Stipulated Payments up to, but not in excess of, the amount originally provided in the Contract. Unless otherwise agreed to by The Franklin, the Contract Owner can change the mode of Stipulated Payment only on a Contract Anniversary.

For Contracts A and C, the Contract Owner may continue making Stipulated Payments after the agreed number of Stipulated Payments has been made, but The Franklin will not accept Stipulated Payments after age 75. Submission of a Stipulated Payment in an amount different from that of the previous payment, subject to the aforesaid limits, will constitute notice of the election of the Contract Owner to make such change. A Contract Owner of Contract B having a Stipulated Payment period of 12 years or more may continue making Stipulated Payments after the agreed amount of Stipulated Payments has been made, subject to the limitation that no more than twice the amount of Stipulated Payments specified in the Contract will be received by The Franklin, and The Franklin reserves the right not to accept Stipulated Payments after age 75.

ASSIGNMENT OR PLEDGE

A Contract Owner may not assign a Qualified Contract unless it was issued to a trustee in connection with certain types of plans designed to qualify under
Section 401 of the Code or when made pursuant to a qualified domestic relations order rendered by a state court in satisfaction of family support obligations. In general, a pledge or assignment made with respect to certain Qualified Contracts may, depending on such factors as the amount pledged or assigned, be treated as a taxable distribution. See "Individual Retirement Annuities," below, for special rules applicable thereto. Moreover, in certain instances, pledges or assignments of a Qualified Contract may result in the imposition of certain tax penalties. See "The Contracts: Qualified Plans," below.

A Contract Owner may assign a Non-Qualified Contract or pledge a Non-Qualified Contract as collateral security as provided in the Non-Qualified Contract. Assignments or pledges of a Non-Qualified Contract will be treated as distributions that may be taxable. Moreover, in certain instances, pledges or assignments of a Non-Qualified Contract may result in the imposition of certain tax penalties. See "The Contracts: Non-Qualified Plans," below.

Persons contemplating the assignment or pledge of a Qualified Contract or a Non-Qualified Contract should consult a qualified tax advisor concerning the federal income tax consequences.

PURCHASE LIMITS

The Contracts have different provisions regarding purchase limits as described below.

CONTRACT A AND CONTRACT C - Currently, no periodic Stipulated Payment may be less than $10 ($120 on an annual basis) for Contract A, or $30 ($360 on an annual basis) for Contract C. Under the terms of Contract A, The Franklin may increase the minimum periodic Stipulated Payment to $20 ($240 on an annual basis). No single Stipulated Payment may be less than $2,500, except that in the case of a deferred Single Stipulated Payment Contract to be used as an Individual Retirement Annuity funded with a Rollover Contribution, the total Stipulated Payment applicable to the Variable Annuity must be at least $1,000 unless, with consent of The Franklin, a smaller single Stipulated Payment is permitted. In the case of a Qualified Contract issued for use as an Individual Retirement Annuity, annual premium payments may not, in general, exceed $2,000. However, if the Individual Retirement Annuity is a Simplified Employee Pension, annual premium payments may not exceed $24,500. Single Stipulated Payment Contracts are not available as Individual Retirement Annuities except for those funded with Rollover Contributions and except for those to be used as Simplified Employee Pensions.

CONTRACT B - No single Stipulated Payment may be less than $2,500. Currently, no Stipulated Payment may be less than $10 ($120 on an annual basis). Under the terms of Contract B, The Franklin may increase the minimum periodic Stipulated Payment to $20 ($240 on an annual basis).

TERMINATION BY THE FRANKLIN

The Franklin currently reserves the right to terminate any Contract, other than a Contract issued for use as an Individual Retirement Annuity, if total Stipulated Payments paid are less than $120 (for Contract A and Contract B) or $360 (for Contract C) in each of three consecutive Contract Years (excluding the first Contract Year) and if the Cash Value is less than $500 at the end of such three-year period. Under the terms of Contract A and Contract B, The Franklin may terminate such Contracts if total Stipulated Payments paid are less than $240 in each of such three consecutive Contract Years and if the Cash Value is less than $500 at the end of such three-year period. For each Contract, The Franklin must give 31 days' notice by mail to the Contract Owner of such termination.

For Contract A and Contract C, The Franklin reserves the right to terminate any Contract issued for use as an Individual Retirement Annuity if no Stipulated Payments have been received for any two Contract Years and if the first monthly Annuity Payment, determined at the initial Annuity Payment Date, arising from the Stipulated Payments received prior to such two-year period would be less than $20.

Upon termination as described above, The Franklin will pay to the Contract Owner the Cash Value of the Contract, less federal income tax withholding, if applicable. For certain tax consequences upon such payment, see "Federal Income Tax Status," below.

RIGHT TO REVOCATION OF CONTRACT

No new Contracts are being sold, but the following revocation right will apply if The Franklin decides to sell any new Contracts. A Contract Owner has the right to revoke the purchase of a Contract within 10 days after receipt of the Contract, and upon such revocation will be entitled to a return of the entire amount paid. The request for revocation must be made by mailing or hand-delivering the Contract and a written request for its revocation within such 10-day period either to the Administrative Office, or to the agent from whom the Contract was purchased. In general, notice of revocation given by mail is deemed to be given on the date of the postmark, or, if sent by certified or registered mail, the date of certification or registration.

TRANSFERS TO OTHER CONTRACTS

Contracts may be redeemed prior to the death of the Variable Annuitant and the initial Annuity Payment Date and the Cash Value (less the required amount of federal income tax withholding, if any) may be applied to the purchase of certain other Variable Annuities, Fixed-Dollar Annuities or life insurance contracts issued by The Franklin. For Contracts issued in connection with a Qualified Plan, redemptions will be subject to any limitations in the Qualified Plan.

It is not clear whether gain or loss will be recognized for federal income tax purposes upon the redemption of a Contract, another annuity contract or a life insurance contract issued by The Franklin for purposes of applying the redemption proceeds to the purchase of another contract issued by The Franklin. Federal tax penalties may also apply to such redemptions. Since the income and withholding tax consequences of such redemption and purchase depend on many factors, any person contemplating redemption of a Contract or another contract issued by The Franklin for purposes of purchasing a different contract issued by The Franklin (or any other contract) should to consult a qualified tax advisor prior to the time of redemption.

DEDUCTIONS AND CHARGES UNDER THE CONTRACTS

The Contracts provide for certain administration fees, sales loads, or surrender or deferred sales charges. However, beginning in October 1998, The Franklin waived the imposition and receipt of all sales loads, surrender or deferred sales charges, and administration fees specified in the Contracts. See "Fee Tables" above, or contact the Administrative Office for more information.

SALES, SURRENDER AND ADMINISTRATION DEDUCTIONS. Prior to October of 1998, The Franklin applied all sales loads, surrender or deferred sales charges, and administration fees specified in the Contracts. During that time:

     (1) The Franklin made deductions for sales expenses of Contract A and Contract B from Stipulated Payments pursuant to Sales Agreements with Franklin Financial Services Corporation ("Franklin Financial");

     (2) for Contract C, The Franklin made no deductions from Stipulated Payments, but The Franklin paid commissions on the sales of Contracts C to agents of Franklin Financial pursuant to an agreement, and contingent deferred sales charges were applied upon redemption of a Contract; and

     (3) for all Contracts, The Franklin made deductions for administrative expenses pursuant to Administration Agreements with The Franklin.

MORTALITY AND EXPENSE RISK CHARGE. While Annuity Payments will reflect the investment performance of the Subaccounts, they will not be affected by adverse mortality experience or by the actual expenses of the Contracts and the Fund. The Franklin assumes the risk that Annuity Payments will continue for a longer period than anticipated because the Variable Annuitant lives longer than expected (or the Variable Annuitants as a class do so) and also assumes the risk that the administration deductions may be insufficient to cover the actual expenses of the administration of the Contracts and of the Fund. The Franklin assumes these risks for the duration of the Contracts and the annuity rate, mortality and expense risk deductions and charges set forth herein will not be increased (beyond the maximum stated below, in the case of Contract C) regardless of the actual mortality and expense experience. The mortality risk charge is imposed regardless of whether or not the payment option selected involves a life contingency.

For assuming these risks, The Franklin imposes a daily charge against the value of the Accumulation Unit and the Annuity Unit. (For further information as to the Accumulation Unit and the Annuity Unit, see "Deferred Variable Annuity Accumulation Period" and "Annuity Period," below.) For Contract A and Contract B, these charges are at the current combined annual rate of 1.002% (.002745% on a daily basis), of which .900% is for annuity rate and mortality assurances and
 .102% is for expense assurances. For Contract C, these charges are at the current combined annual rate of 1.065% (.002918% on a daily basis), of which
 .900% is for annuity rate and mortality assurances and .165% (subject to increase at any time by The Franklin up to a maximum of .850%) is for expense assurances.

PREMIUM TAXES. At the time any premium taxes are payable by The Franklin on the consideration received from the sale of the Contracts, the amount thereof will be deducted from the Stipulated Payments. Premium taxes ranging up to 5% are charged by various jurisdictions in which The Franklin is transacting business.

PORTFOLIO EXPENSES. The investment performance of each Portfolio reflects the management fee that it pays to its investment manager or adviser as well as other operating expenses that it incurs. Investment management fees are generally daily fees computed as a percent of a Portfolio's average daily net assets at an annual rate. Please read the prospectus for each Portfolio for complete details.

CHARGE FOR THE FRANKLIN'S TAXES. At the present time, The Franklin makes no charge to the Fund for any federal, state, or local taxes that The Franklin incurs which may be attributable to the Fund or the Contracts. The Franklin, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

DEFERRED VARIABLE ANNUITY ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS

During the accumulation period (the period before the initial Annuity Payment
Date) and after October 1998, The Franklin makes no deductions from Stipulated Payments for sales or administrative expenses. See "Deductions and Charges Under the Contracts," above. However, The Franklin deducts any applicable premium taxes, as specified above under that caption, from the Stipulated Payments. The Franklin credits the balance of each Stipulated Payment to the Contract Owner in the form of Accumulation Units.

The Franklin determines the number of a Contract Owner's Accumulation Units by dividing the net amount of Stipulated Payments credited to his or her Contract by the value of an Accumulation Unit at the end of the Valuation Period during which The Franklin receives the Stipulated Payment.

The Franklin will not change the number of Accumulation Units so determined based on any subsequent change in the dollar value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Subaccounts.

VALUATION OF A CONTRACT OWNER'S CONTRACT

A Contract Owner can determine the Cash Value of a Contract at any time prior to the initial Annuity Payment Date by multiplying the total number of Accumulation Units credited to the account by the current Accumulation Unit value. The Contract Owner bears the investment risk, that is, the risk that market values may decline. There is no assurance that the Cash Value of the Contract will equal or exceed the Stipulated Payments made. A Contract Owner may obtain from the Administrative Office information as to the current value of an Accumulation Unit and the number of Accumulation Units credited to his or her Contract.

VALUE OF THE ACCUMULATION UNIT

The value of an Accumulation Unit was set at $10 effective July 1, 1971 for Contracts A and B, and effective July 1, 1981 for Contract C. The Franklin values Accumulation Units for each Subaccount currently on each Valuation Date. After the close of trading on a Valuation Date, or on a day when Accumulation Units are not valued, the value of an Accumulation Unit is equal to its value as of the immediately following Valuation Date. For each Subaccount, the value of an Accumulation Unit on the last day of any Valuation Period is determined by multiplying the value of an Accumulation Unit on the last day of the immediately preceding Valuation Period by the Net Investment Factor (defined below) for the current Valuation Period.

The Net Investment Factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. For any Valuation Period, the Net Investment Factor for any Subaccount reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charge from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, the per share amount of any dividend or capital gain distribution is taken into account. Also, if any taxes need to be reserved, a per share charge or credit for any taxes reserved for, which is determined by The Franklin to have resulted from the operations of the Subaccount, is taken into account. The Franklin calculates the Net Investment Factor by dividing (1) by (2) and subtracting (3) from the result, where:

     (1)  is the result of:

          a. the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the current Valuation Period; plus

          b. the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

          c. a per share charge or credit for any taxes reserved for, which The Franklin determines to have resulted from the Subaccount's operations.

     (2) is the net asset value per share of the Portfolio held in the Subaccount, determined at the end of the last prior Valuation Period.

     (3) is a daily factor representing the mortality and expense risk charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

REDEMPTION

Prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, a Contract Owner under a Deferred Variable Annuity Contract may redeem the Contract, in whole or in part (at least $500 for any Contract C), by submitting the Contract and a written request for its redemption to the Administrative Office. Upon redemption, the Contract Owner will receive the Cash Value of the part of the Contract redeemed. For Qualified Contracts, redemption will be subject to any limitations on early settlement contained in an applicable Qualified Plan. Early withdrawal of certain amounts attributable to Contracts issued pursuant to an annuity purchase plan meeting the requirements of Code Section 403(b) may be prohibited. See "Federal Income Tax Status," below. The Cash Value of a Contract or part thereof redeemed prior to the initial Annuity Payment Date is the number of Accumulation Units credited to the Contract (or that part so redeemed) multiplied by the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received. Except in limited circumstances discussed below, The Franklin will pay the Cash Value within seven days after the date The Franklin receives at the Administrative Office a properly completed and documented request for redemption. The right of redemption may be suspended or the date of payment postponed during any periods when the New York Stock Exchange is closed (other than customary weekend and holiday closings); when trading in the markets each Subaccount's Portfolio normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable; or for such other periods as the SEC by order may permit to protect Contract Owners.

Where the Contract Owner has both a Variable Annuity and a Fixed-Dollar Annuity, a request for partial redemption, if no other indication is obtained from the Contract Owner, will be treated as a pro rata request for partial redemption of the Variable Annuity and the Fixed-Dollar Annuity.

In lieu of a single payment of the amount due upon redemption of a Contract, the Contract Owner may elect, at any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, to have all or any portion of the amount due applied under any available Settlement Option. See "Settlement Options," below. However, no Settlement Option may be elected upon redemption without surrender of the entire Contract.

The payment of the Cash Value of a redeemed Contract either in a single payment or under an available Settlement Option may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Status," below.

PAYMENT OF ACCUMULATED VALUE AT TIME OF DEATH

In the event of the death of the Variable Annuitant prior to the initial Annuity Payment Date, The Franklin will pay death benefits to the surviving beneficiary within seven days after The Franklin receives written notice of such death. The death proceeds payable will be the Cash Value of the Contract determined as of the date on which written notice of death is received by The Franklin by mail if such date is a Valuation Date. If such date is not a Valuation Date, The Franklin will make the determination on the next following Valuation Date.
There is no assurance that the Cash Value of a Contract will equal or exceed the Stipulated Payments made. For payment of death proceeds in the event no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," below. The Code imposes certain requirements concerning payment of death benefits payable before the initial Annuity Payment Date in the case of Qualified Contracts issued in connection with qualified pension and profit-sharing plans under
Section 401(a) of the Code. Under those Contracts, death benefits will be paid as required by the Code and as specified in the governing plan documents. Consult the terms of such documents to determine the death benefits and any limitations the plan may impose. You should consult your legal counsel and tax advisor regarding these requirements.

Subject to the foregoing, at any time prior to the initial Annuity Payment Date the Contract Owner may elect that all or any portion of such death proceeds be paid to the Beneficiary under any one of the available Settlement Options. See "Settlement Options," below. If the Contract Owner has not made such an election, the Beneficiary may do so after the death of the Variable Annuitant. The Contract Owner or the Beneficiary, whichever selects the method of settlement, may designate contingent Beneficiaries to receive any other amounts due should the first Beneficiary die before completion of the specified payments. If neither the Contract Owner nor the Beneficiary elects payment of death proceeds under an available Settlement Option, The Franklin will make payment to the Beneficiary in a single sum. Death proceeds may be applied to provide variable payments, fixed-dollar payments or a combination of both. The payment of death proceeds may be subject to federal income tax withholding. See "Income Tax Withholding," below.

In the event of the death of the Variable Annuitant after the initial Annuity Payment Date, The Franklin will make payments under a Contract as described in "Settlement Options," below.

OPTIONS UPON FAILURE TO MAKE STIPULATED PAYMENTS

Upon a failure to make a Stipulated Payment under a Periodic Stipulated Payment Contract, subject to The Franklin's power of termination described under "Termination by The Franklin," above, and subject to The Franklin's right to pay the value of the Contract Owner's account in a single sum at the initial Annuity Payment Date if the value on such date is less than $2,000, the Contract Owner may elect, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, either of the following options:

     (1) to exercise any of the available Settlement Options described under "Settlement Options," below, or redeem the Contract as described under "Redemption," above; or

     (2) to have the Contract continued from the date of failure to make a Stipulated Payment as a paid-up annuity to commence on the initial Annuity Payment Date stated in the Contract.

If the Contract Owner does not elect an option within 31 days after failure to make a Stipulated Payment, the Contract will automatically be continued under the paid-up annuity option.

REINSTATEMENT

By making one Stipulated Payment, a Contract Owner may reinstate a Periodic Stipulated Payment Contract as to which there has been a failure to make a Stipulated Payment, if the Contract at the time of the payment is being continued as a paid-up annuity. However, such reinstatement does not automatically reinstate the benefits provided by any riders to the Contract providing life insurance or disability benefits. Contact The Franklin for further information.

CHANGE OF BENEFICIARY OR MODE OF PAYMENT OF PROCEEDS; DEATH OF BENEFICIARIES

While a Contract is in force the Contract Owner may (by filing a written request at the Administrative Office of The Franklin) change the Beneficiary or Settlement Option, or, if agreed to by The Franklin, change to a mode of payment different from one of the Settlement Options, subject to applicable limitations under the Code and any governing Qualified Plan.

If any Beneficiary predeceases the Variable Annuitant, the interest of such Beneficiary will pass to the surviving Beneficiaries, if any, unless otherwise provided by endorsement. If no Beneficiary survives the Variable Annuitant and no other provision has been made, then, upon the death of the Variable Annuitant,

The Franklin will pay the proceeds in a single sum to the Contract Owner or, if the Variable Annuitant was the Contract Owner, to the executors or administrators of the Contract Owner's estate.

SETTLEMENT OPTIONS

In the case of Deferred Variable Annuity Contracts, at any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, the Contract Owner may elect to have all or a portion of the amount due in settlement of a Contract applied under any of the available Settlement Options described below. If the Contract Owner fails to elect a Settlement Option, payment automatically will be made in the form of a life annuity. See "First Option," below, and "Deferred Variable Annuity Contracts," below.

Annuity Payments made pursuant to a Settlement Option are made to the Variable Annuitant during his or her lifetime, or for such shorter period that may apply under the particular Settlement Option. Upon the death of the original Variable Annuitant after the initial Annuity Payment Date, any remaining Annuity Payments that are due according to the Settlement Option elected will be continued to the Beneficiary or, if elected by the Contract Owner (or, if elected by the Beneficiary when so designated by the Contract Owner), the Cash Value of the Contract, as described under such Settlement Option below, will be paid to the Beneficiary in one lump sum. Upon the death of any Beneficiary to whom payments are being made under a Settlement Option, a single payment equal to the then remaining Cash Value of the Contract, if any, will be paid to the executors or administrators of the Beneficiary, unless other provision has been specified and accepted by The Franklin. For a discussion of payments if no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," immediately above.

Payment to a Contract Owner upon redemption of a Contract, and payment of death proceeds to a Beneficiary upon the death of the Variable Annuitant prior to the initial Annuity Payment Date, may also be made under an available Settlement Option in certain circumstances. See "Redemption," above, and "Payment of Accumulated Value at Time of Death," above.

Contract Owners may select available Settlement Options on a fixed or variable basis or a combination thereof, except the Seventh Option, which is available on a fixed basis only. Under an Option that is paid on a fixed basis, there is no sharing in the investment experience of the Subaccount and, upon commencement of payments, participation in the Subaccount terminates (the subject Contract will be transferred to the general account of The Franklin). Settlement under the First, Second, Third, Fourth or Fifth Option below is subject to satisfactory proof of age of the person or persons to whom the Annuity Payments are to be made.

The minimum amount of proceeds which may be applied under any Settlement Option for any person is $2,000 and proceeds of a smaller amount may be paid in a single sum in the discretion of The Franklin, except in the case of a deferred Single Stipulated Payment Contract funded with a Rollover Contribution not in excess of $2,000. See "Purchase Limits," above. Further, if at any time payments under a Settlement Option become less than $25 per payment, The Franklin has the right to change the frequency of payment to such intervals as will result in payments of at least $25.

In the case of Immediate Variable Annuity Contracts, the only Settlement Options offered are the life annuity, the life annuity with 120, 180 or 240 monthly payments certain, or the joint and last survivor life annuity. See "First Option," "Second Option" and "Fourth Option," below, and "Immediate Variable Annuity Contracts," below.

The distribution rules which Qualified Plans must satisfy in order to be tax-qualified under the Code may limit the utilization of certain Settlement Options, or may make certain Settlement Options unavailable, in the case of Qualified Contracts issued in connection therewith. Similarly, the distribution rules which Non-Qualified Contracts must satisfy in order to qualify as "annuity contracts" under the Code may also limit available Settlement Options under Non-Qualified Contracts. These distribution rules could affect such factors as the commencement of distributions and the period of time over which distributions may be made. All Settlement Options are offered subject to the limitations of the distribution rules.

The Statement of Additional Information describes certain limitations on Settlement Options based on The Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts and to Qualified Contracts purchased under this prospectus for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. See "Limitations on Settlement Options" in the Statement of Additional Information. Contract Owners contemplating election of a Settlement Option are urged to obtain and read the Statement of Additional Information. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Settlement Option availability thereunder. Contract Owners should consult a qualified tax advisor concerning the effect of the distribution rules on the Settlement Option or Options he or she is contemplating.

Neither this prospectus nor the Statement of Additional Information, however, describes limitations on Settlement Options based on applicable distribution rules in the case of Qualified Contracts issued in connection with qualified pension and profit-sharing plans under Section 401(a) of the Code and annuity plans under Section 403(a) of the Code. Under those Contracts, available Settlement Options are limited to those Options specified in the governing plan documents. The terms of such documents should be consulted to determine Settlement Option availability and any other limitations the plan may impose on early redemption of the Qualified Contract, payment in settlement thereof, or similar matters. Generally, limitations comparable to those described in the Statement of Additional Information for Individual Retirement Annuities and
Section 403(b) annuity purchase plans also apply with respect to such qualified pension, profit-sharing and annuity plans (including H.R. 10 Plans).

Persons contemplating election of the Fifth, Sixth or Seventh Option should consult a qualified tax advisor to determine whether the continuing right of redemption under any such Option might be deemed for tax purposes to result in the "constructive receipt" of the Cash Value of the Contract or proceeds remaining on deposit with The Franklin.

FIRST OPTION - LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the
death of the Variable Annuitant.    This Option offers the maximum level of
monthly Annuity Payments since there is no guarantee of a minimum number of Annuity Payments or provision for any continued payments to a Beneficiary upon the death of the Variable Annuitant. It would be possible under this Option for the Variable Annuitant to receive only one Annuity Payment if he or she died before the second Annuity Payment Date, or to receive only two Annuity Payments if he or she died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN. An annuity payable monthly during the lifetime of the Variable Annuitant including the commitment that if, at the death of the Variable Annuitant, Annuity Payments have been made for less than 120 months, 180 months or 240 months (as selected by the Contract Owner in electing this Option), Annuity Payments shall be continued during the remainder of the selected period to the Beneficiary. The Cash Value under this Settlement Option is the present value of the current dollar amount of any unpaid Annuity Payments certain.

THIRD OPTION - UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant, provided that, at the death of the Variable Annuitant, the Beneficiary will receive a payment of the then dollar value of the number of Annuity Units equal to the excess, if any, of (a) over
(b) where (a) is the total amount applied under this Option divided by the Annuity Unit value at the initial Annuity Payment Date and (b) is the number of Annuity Units represented by each Annuity Payment multiplied by the number of Annuity Payments made.

For example, if $10,000 were applied on the first Annuity Payment Date to the purchase of an annuity under this Option, the Annuity Unit value at the initial Annuity Payment Date were $2.00, the number of Annuity Units represented by each Annuity Payment were 30.55, 10 Annuity Payments were paid prior to the date of the Variable Annuitant's death and the value of an Annuity Unit on the Valuation Date following the Variable Annuitant's death were $2.05, the amount paid to the Beneficiary would be $9,623.73, computed as follows:


($10,000 - (30.55 X 10))  x  $2.05 = (5,000 - 305.5) x  2.05 = 4,694.5  x  $2.05 = $9,623.73
 -------
  $2.00


FOURTH OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Variable Annuitant and a secondary variable annuitant, and thereafter during the remaining lifetime of the survivor, ceasing with the last Annuity Payment due prior to the death of the survivor. Since there is no minimum number of guaranteed payments under this Option, it would be possible under this Option to receive only one Annuity Payment if both the Variable Annuitant and the secondary variable annuitant died before the second Annuity Payment Date, or to receive only two Annuity Payments if both the Variable Annuitant and the secondary variable annuitant died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

FIFTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. An amount payable monthly to the Variable Annuitant for a number of years which may be from one to 30 (as selected by the Contract Owner in electing this Option). At the death of the Variable Annuitant, payments will be continued to the Beneficiary for the remaining period. The cash value under this Settlement Option is the then present value of the current dollar amount of any unpaid Annuity Payments certain. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed in whole or in part (but, if in part for Contract C, not less than $500) at any time by the Contract Owner for the aforesaid cash value of the part of the Contract redeemed. See "Redemption," above.

It should be noted that, while this Option does not involve a life contingency, charges for annuity rate assurances, which include a factor for mortality risks, are included in the computation of Annuity Payments due under this Option. Further, although not contractually required to do so, The Franklin currently follows a practice, which may be discontinued at any time, of permitting persons receiving Annuity Payments under this Option to elect to convert such payments to a Variable Annuity involving a life contingency under the First, Second, Third or Fourth Options above if, and to the extent, such other Options are otherwise available to such person.

SIXTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. The amount due will be paid to the Variable Annuitant in equal annual, semiannual, quarterly or monthly Annuity Payments of a designated dollar amount (not less than $75 a year per $1,000 of the original amount due) until the remaining balance (adjusted each Valuation Period by the Net Investment Factor for the period) is less than the amount of one Annuity Payment, at which time such balance will be paid and will be the final Annuity Payment under this Option. Upon the death of the Variable Annuitant, payments will be continued to the Beneficiary until such remaining balance is paid. The cash value under this Settlement Option is the amount of proceeds then remaining with The Franklin. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed at any time by the Contract Owner for the aforesaid cash value.

Annuity Payments made under the Sixth Option may, under certain circumstances, be converted into a Variable Annuity involving a life contingency. See the last paragraph under the Fifth Option, above, which applies in its entirety to the Sixth Option as well.

SEVENTH OPTION - INVESTMENT INCOME. The amount due may be left on deposit with The Franklin in its general account and a sum will be paid annually, semiannually, quarterly or monthly, as selected by the Contract Owner in electing this Option, which shall be equal to the net investment rate of 3% stipulated as payable upon fixed-dollar amounts for the period multiplied by the amount remaining on deposit. Upon the death of the Variable Annuitant, the aforesaid payments will be continued to the Beneficiary. The sums left on deposit with The Franklin may be withdrawn at any time.

Periodic payments received under this Option may be treated like interest for federal income tax purposes. Interest payments are fully taxable and are not subject to the general rules applicable to the taxation of annuities described in "Federal Income Tax Status," below. Persons contemplating election of this Seventh Option are advised to consult a qualified tax advisor concerning the availability and tax effect of its election.

TRANSFER OF FIXED-DOLLAR ANNUITY VALUES TO ACQUIRE VARIABLE ANNUITY ACCUMULATION UNITS

Under Contract A and Contract B, where a Deferred Variable Annuity and a Fixed-Dollar Annuity have been issued on the same Contract, on any Contract Anniversary during the accumulation period of the Contract, the Contract Owner may have the cash value of his Fixed-Dollar Annuity transferred in whole or in part to his Variable Annuity to purchase Variable Annuity Accumulation Units at net asset value. However, any such partial transfer of cash value must be at least $500. (A similar privilege, but available four times in one Contract Year, permits transfer of Variable Annuity Accumulation Unit values to establish values under a Fixed-Dollar Annuity issued on the same Contract.)

LOANS UNDER CONTRACT B

While Contract B is in force, prior to the initial Annuity Payment Date or the death of the Variable Annuitant, The Franklin will make a contract loan on the sole security of the Contract. Upon receiving a request for a contract loan, The Franklin will convert Accumulation Units under the Contract to a fixed-dollar contract loan account in an amount necessary to provide a sufficient "loan value" for the proposed loan. The maximum amount which may be borrowed on any Contract B (the "loan value") is that amount which, when added to any existing contract loan and interest on the total contract loan to the next Contract Anniversary, will equal what the Cash Value of the contract loan account would be on such anniversary. The Contract, except to the extent so converted, has no loan value and The Franklin will not make loans or arrange for the making of loans thereon.

The Accumulation Units in the contract loan account do not participate in the investment experience of Subaccount B, but receive interest credits at the rate then paid by The Franklin upon Fixed-Dollar Annuity accumulations. At the current time, that rate is 4 1/2% per annum during the first five Contract Years, 4% per annum for the sixth through tenth Contract Years, and 3 1/2% per annum thereafter.

Where the Contract Owner has both a Variable Annuity and a Fixed-Dollar Annuity under the same Contract, unless he otherwise indicates, a contract loan request will be considered a request for a loan on each annuity and will be allocated pro rata according to the loan values available under each annuity.

Whenever the total contract loan is equal to or exceeds the Cash Value, the Contract shall terminate, but in no event shall such termination take effect until 31 days after notice shall have been mailed to the last known address of the Contract Owner and any known assignee.

On any Contract B issued in South Carolina, the interest rate on the principal of the contract loan is 7.4% per annum payable in advance to the end of the current Contract Year, and annually in advance thereafter. In all other states the rate is adjustable. This means that the rate may be changed each Contract Year, effective on the Contract Anniversary. The adjustable loan interest rate will be reflective of the rates then available to The Franklin for corporate bonds as indicated by the "Moody's Corporate Bond Yield Average." Interest not paid when due will be added to the principal of the loan and bear the same rate of interest. Upon a repayment of the Contract B loan prior to the date through which interest has been paid in advance, the Contract Owner will receive a pro rata credit for the unearned interest.

It should be noted that the annual rate of interest charged on contract loans is in excess of the interest credited by The Franklin upon the contract loan account; thus, there is, in effect, a continuing net charge against the Contract Owner of the difference between the two rates while the contract loan is outstanding. The whole or any part of the contract loan may be repaid at any time while the Contract is in force prior to its maturity. Where variable Accumulation Units have been converted into a contract loan account prior to the making of a contract loan, repayments of the loan will result in the conversion of accumulation units under the contract loan account to variable Accumulation Units at net asset value, unless the Contract Owner elects that such conversion shall not take place. The Contract Owner has the power to designate whether a payment made by him or her is to be applied as a Stipulated Payment (within the limitations on Stipulated Payments set forth under "Annuity Payments," above, "Changing Periodic Stipulated Payments," above) or as a repayment in the contract loan account. In the case of payments by a Contract Owner having a contract loan outstanding which are not identified, The Franklin will make inquiry as to the intention of the Contract Owner.

Contract loans will be treated as distributions that may be taxable. See "Federal Income Tax Status," below. Any Contract Owner contemplating obtaining a contract loan is advised to consult a qualified tax advisor concerning the possibly unfavorable federal income tax treatment of contract loan proceeds and interest payments with respect thereto.

ANNUITY PERIOD

ELECTING ANNUITY PAYMENTS AND SETTLEMENT OPTION; COMMENCEMENT OF ANNUITY
PAYMENTS

For Deferred Variable Annuity Contracts, a Contract Owner selects a Settlement Option and an initial Annuity Payment Date prior to the issuance of the Deferred Variable Annuity Contract, except that Qualified Contracts issued in connection with qualified pension and profit-sharing plans (including H.R. 10 Plans) under
Section 401(a) of the Code and annuity plans (including H.R. 10 Plans) under
Section 403(a) of the Code provide for Annuity Payments to commence at the date and under the Settlement Option specified in the plan. The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than the Contract Anniversary on which the attained age of the Variable Annuitant is 75 unless the provisions of the Code or any governing Qualified Plan require Annuity Payments to commence at an earlier date. See "Limitations on Settlement Options" in the Statement of Additional Information. The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

The Franklin offered three forms of Immediate Variable Annuity Contracts: the life annuity, the life annuity with 120, 180 or 240 monthly payments certain and the joint and last survivor life annuity. For a description of these forms of annuity, see the First, Second and Fourth Options under "Settlement Options," above.

Under Immediate Variable Annuity Contracts, the first Annuity Payment is made to the Variable Annuitant one month after the Effective Date of the Contract, unless the period selected by the Contract Owner for the frequency of Annuity Payments is more than one month, in which case the first Annuity Payment will be made after a period equal to the period so selected from the Effective Date (subject in every case to the survival of the Variable Annuitant, except in cases where a guaranteed payment period is provided).

THE ANNUITY UNIT

The Annuity Unit is a measure used to value the First Option (including the automatic life annuity) and the Second, Third, Fourth and Fifth Options, if elected on a variable basis.

The value of the Annuity Unit was fixed at $1.00 as of July 1, 1971 for Contract A and Contract B, and as of July 1, 1981 for Contract C. For each day thereafter, the value of the Annuity Unit is determined by multiplying the value of the Annuity Unit on the preceding day by the "Annuity Change Factor" for the Valuation Period ending on the tenth preceding day or by 1.0 if no Valuation Period ended on the tenth preceding day. The "Annuity Change Factor" for any Valuation Period is equal to the amount determined by dividing the Net Investment Factor for that Valuation Period by a number equal to 1.0 plus the interest rate for the number of calendar days in such Valuation Period at the effective annual rate of 3 1/2%. The division by 1.0 plus an interest factor of 3 1/2% in calculating the Annuity Change Factor is effected in order to cancel out the assumed net investment rate of 3 1/2% per year which is built into the annuity tables specified in the Contract. See "Determination of Amount of First Monthly Annuity Payment (Deferred Variable Annuity Contracts)," below, and "Assumed Net Investment Rate," below.

Annuity Units are valued in respect of each Annuity Payment Date as of a Valuation Date not less than 10 days prior to the Annuity Payment Date in question in order to permit calculation of amounts of Annuity Payments and mailing of checks in advance of their due dates.

DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT (DEFERRED VARIABLE ANNUITY CONTRACTS)

When Annuity Payments commence under a Deferred Variable Annuity Contract, the value of the Contract Owner's account is determined as the product of the value of an Accumulation Unit on the first Annuity Payment Date and the number of Accumulation Units credited to the Contract Owner's account as of such Annuity Payment Date.

The Contracts use tables indicating the dollar amount of the first monthly Annuity Payment under each Settlement Option for each $1,000 of Cash Value of the Contract. The first monthly Annuity Payment varies according to the Settlement Option selected (see "Settlement Options," above) and the "adjusted age" of the Variable Annuitant. The first monthly Annuity Payment may also vary according to the sex of the Variable Annuitant. See "Annuity Payments," above. (The Contracts provide for age adjustment based on the year of birth of the Variable Annuitant and any joint Variable Annuitant; a person's actual age when Annuity Payments commence may not be the same as the "adjusted age" used in determining the amount of the first Annuity Payment.)

For Contracts using sex-distinct annuity tables, the tables for the First, Second, Third and Fourth Options are determined from the Progressive Annuity Table assuming births in the year 1900 and a net investment rate of 3 1/2% a year. The tables for the Fifth Option are based on a net investment rate of 3% for the General Account and 3 1/2% for the Fund. The total first monthly Annuity Payment is determined by multiplying the number of thousands of dollars of Cash Value of the Contract Owner's Contract by the amount of the first monthly Annuity Payment per $1,000 of value from the tables in the Contract.

The amount of the first monthly Annuity Payment, determined as above, is divided as of the initial Annuity Payment Date by the value of an Annuity Unit to determine the number of Annuity Units represented by the first Annuity Payment. Annuity Units are valued as of a Valuation Date not less than 10 days prior to the initial Annuity Payment Date, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, there will be a double effect of the investment experience of a Portfolio during the 10-day period referred to in the preceding sentence, since that experience will be included (as part of the value of an Accumulation Unit) in valuing the Contract Owner's account on the initial Annuity Payment Date, and (as part of the changes in value of an Annuity Unit) in determining the second monthly Annuity Payment. Also, the number of Annuity Units (and hence the amount of Annuity Payments) will be affected by the net asset value of a Portfolio approximately 10 days prior to the initial Annuity Payment Date even though changes in the net asset value have occurred during that 10-day period, and even though the value of the Accumulation Units used to determine the Cash Value of the Contract will reflect those changes. See "Amount of Second and Subsequent Monthly Annuity Payments (Deferred Variable Annuity Contracts)," immediately below.

Each Contract contains a provision that the first monthly Annuity Payment will not be less than 103% of the first monthly Annuity Payment available under a then currently issued Immediate Variable Annuity of The Franklin if a single Stipulated Payment were made equal to the value which is being applied under the Contract to provide annuity benefits. This provision assures the Variable Annuitant that if at the initial Annuity Payment Date the annuity rates then applicable to new Immediate Variable Annuity Contracts are significantly more favorable than the annuity rates provided in his or her Contract, the Variable Annuitant will be given the benefit of the new annuity rates.

AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS (DEFERRED VARIABLE ANNUITY CONTRACTS)

The number of Annuity Units credited to a Contract on the initial Payment Date remains fixed during the annuity period, and as of each subsequent Annuity Payment Date the dollar amount of the Annuity Payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit.

DETERMINATION OF AMOUNT OF ANNUITY PAYMENTS (IMMEDIATE VARIABLE ANNUITY
CONTRACTS)

In the case of Immediate Variable Annuities, the number of Annuity Units per month purchased is specified in the Contract. The number of such units is determined by: (1) multiplying the net single Stipulated Payment (after any deductions for premium taxes) by the applicable annuity factor from the annuity tables then used by The Franklin for Immediate Variable Annuity Contracts, and
(2) dividing such product by the value of the Annuity Unit as of the date of issue of the Contract. This number of Annuity Units remains fixed for each month during the annuity period, and the dollar amount of the Annuity Payment is determined as of each Annuity Payment Date by multiplying this fixed number of Annuity Units by the value of an Annuity Unit as of each such Annuity Payment Date.

Annuity Units are valued as of a Valuation Date not less than 10 days prior to the Effective Date of the Contract, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, the number of Annuity Units (and hence the amount of the Annuity Payments) will be affected by the net asset value of a Portfolio approximately 10 days prior to the Effective Date of the Contract, even though changes in the net asset value have occurred during that 10-day period.

As of the date of this prospectus, The Franklin was using, in connection with the determination of the number of Annuity Units per month purchased under Immediate Variable Annuity Contracts, the 1955 American Annuity Table with assumed 4 1/2% interest, the purchase rates in such table being increased by 0.5% (which percentage is decreased 0.2% for each year of age at the Effective Date in excess of 70 years for male Variable Annuitants and in excess of 75 years for female Variable Annuitants). However, in lieu of such table, The Franklin will provide "unisex" annuity rate tables for use under Contracts purchased in connection with certain employer-related plans. See "Annuity Payments," above.

The Annuity Change Factors used by The Franklin for Immediate Variable Annuity Contracts assume a net investment rate of 3 1/2%.

ASSUMED NET INVESTMENT RATE

The objective of a Variable Annuity Contract is to provide level Annuity Payments during periods when the economy, price levels and investment returns are relatively stable and to reflect as increased Annuity Payments only the excess investment results flowing from inflation, increases in productivity or other factors increasing investment returns. The achievement of this objective will depend in part upon the validity of the assumption in the annuity factor that a 3 1/2% net investment rate would be realized in the periods of relative stability assumed. A higher rate assumption would mean a higher initial Annuity Payment but a more slowly rising series of subsequent Annuity Payments in the event of a rising actual investment rate (or a more rapidly falling series of subsequent Annuity Payments in the event of a lower actual investment rate). A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3 1/2%, the Annuity Payments under Contracts whose Annuity Payments are measured by Annuity Units will be level.

                             FEDERAL INCOME TAX STATUS

INTRODUCTION

The Contracts are designed for use by individuals in connection with Qualified Plans (Contract A and Contract C) or Non-Qualified Plans (Contract B and Contract C) under the Code. The federal income tax treatment of the Contracts and payments received thereunder depends on various factors, including, among other factors, the tax status of The Franklin, the type of retirement plan or program in connection with which the Contracts are used and the form in which payments are received. The discussion of federal income taxes contained in this prospectus, which focuses on rules applicable to Contracts purchased under this prospectus, is general in nature and is based on existing federal income tax law, which is subject to change. The tax discussion is not intended as tax advice. The applicable federal income tax law is complex and contains many special rules and exceptions in addition to the general rules summarized herein. For these reasons, various questions about the applicable rules exist. Accordingly, each person contemplating the purchase of a Contract is advised to consult with a qualified tax advisor concerning federal income taxes and any other federal, state or local taxes that may be applicable.

THE FRANKLIN

The Franklin is taxed as a "life insurance company" under the Code. Since the operations of the Fund are part of the overall operations of The Franklin, the Fund is subject to tax as part of The Franklin for federal income tax purposes. Thus, the Fund is not taxed separately as a "regulated investment company" under the Code.

Under the Code a life insurance company like The Franklin is generally taxed at regular corporate rates, under a single-phase system, on its specially-computed life insurance company taxable income. Some special rules continue to apply, however, in the case of segregated asset accounts like the Fund.

Investment income and realized capital gains on the assets of the Fund are reinvested by The Franklin for the benefit of the Fund and are taken into account in determining the value of Accumulation Units and Annuity Units. As a result, such income and gains are applied to increase reserves applicable to the Fund. Under the Code, no federal income tax is payable by The Franklin on such investment income or on realized capital gains of the Fund on assets held in the Fund.

THE CONTRACTS: QUALIFIED PLANS

The manner in which payments received under a Contract are taxed for federal income tax purposes depends on the form of payment. If payments are received in the form of an annuity, then, in general, under Section 72 of the Code, such payment is taxable to the recipient as ordinary income to the extent that such payment exceeds the portion, if any, of the cost basis of the Contract that is allocable to that payment. A payment received on account of partial redemption of an annuity contract generally is taxable in whole or part. The taxation of a partial redemption is governed by complex rules and a qualified tax advisor should be consulted prior to a proposed partial redemption. If the Variable Annuitant's life span exceeds his or her life expectancy, the Variable Annuitant's cost basis will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity Payments cease after the initial Annuity Payment Date by reason of the death of the Variable Annuitant, the amount of any unrecovered cost basis in the Qualified Contract will generally be allowed as a deduction to the Variable Annuitant for his or her last taxable year.

Generally, payment of the proceeds of a Qualified Contract in a lump sum instead of in the form of an annuity, either at or before maturity, also is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the Qualified Contract. Taxation may be deferred, however, to the extent, if any, that "rollover" treatment is available and elected for a particular distribution.

The Qualified Contracts are designed for use in connection with several types of Qualified Plans, as described generally below.

QUALIFIED PENSION, PROFIT-SHARING AND ANNUITY PLANS

Under pension and profit-sharing plans that qualify under Section 401(a) of the Code and annuity purchase plans that qualify under Section 403(a) of the Code (collectively "Corporate Qualified Plans"), amounts contributed by an employer to the Corporate Qualified Plan on behalf of an employee and any gains thereon are not, in general, taxable to the employee until distribution. Generally, the cost basis of an employee under a Corporate Qualified Plan will equal the amount of non-deductible contributions, if any, that the employee made to the Corporate Qualified Plan. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant, or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

The Code imposes an additional tax of 10% on the taxable portion of any early withdrawal from a Corporate Qualified Plan made by a Variable Annuitant before age 59 1/2, death, or disability. The additional income tax on early withdrawals will not apply however to certain distributions including (a) distributions beginning after separation from service that are part of a series of substantially equal periodic payments made at least annually for the life of the Variable Annuitant or the joint lives of the Variable Annuitant and his or her Beneficiary, and (b) distributions made to Variable Annuitants after attaining age 55 and after separating from service. Further, additional penalties may apply to distributions made on behalf of a "5-percent owner" (as defined by Section 416(i)(1)(B) of the Code).

If a lump sum payment of the proceeds of a Contract qualifies as a "lump sum distribution" under the Code, special tax rules (including limited capital gain and income averaging treatment in some circumstances) may apply.

H.R. 10 PLANS (SELF-EMPLOYED INDIVIDUALS)

Self-employed persons (including members of partnerships) are permitted to establish and participate in Corporate Qualified Plans under Sections 401(a) and 403(a) of the Code. Corporate Qualified Plans in which self-employed persons participate are commonly referred to as "H.R. 10 Plans."

The tax treatment of annuity payments and lump sum payments received in connection with an H.R. 10 Plan is, in general, subject to the same rules described in "Qualified Pension, Profit-Sharing and Annuity Plans," immediately above. Some special rules apply, however, in the case of self-employed persons which, for example, affect certain "lump sum distribution" and "rollover" rules.

SECTION 403(b) ANNUITIES

Section 403(b) of the Code permits public schools and other tax-exempt organizations described in Section 501(c)(3) of the Code to purchase annuity contracts for their employees subject to special tax rules.

If the requirements of Section 403(b) are satisfied, amounts contributed by the employer to purchase an annuity contract for an employee, and any gains thereon, are not, subject to certain limitations, taxable to the employee until distributed to the employee. However, these payments may be subject to FICA (Social Security) taxes. Generally, the cost basis of an employee under a
Section 403(b) annuity contract will equal the amount of any non-deductible contributions the employee made toward the contract plus any employer contributions that were taxable to the employee because they exceeded excludable amounts.

Federal tax law imposes limitations on distributions from Section 403(b) annuity contracts. Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement in connection with a Section 403(b) annuity contract will be permitted only (1) when an employee attains age 59 1/2, separates from service, dies or becomes totally and permanently disabled or (2) in the case of hardship. A withdrawal made in the case of hardship may not include income attributable to the contributions. However, these limitations generally do not apply to distributions which are attributable to assets held as of December 31, 1988. In general, therefore, contributions made prior to January 1, 1989, and earnings on such contributions through December 31, 1988, are not subject to these limitations. In addition, these limitations do not apply to contributions made other than by a salary reduction agreement. A number of questions exist concerning the application of these rules. Anyone considering a withdrawal from a Contract issued in connection with a Section 403(b) annuity plan should consult a qualified tax advisor.

The 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Section 403(b) annuity contracts.

INDIVIDUAL RETIREMENT ANNUITIES

SECTION 408(b) INDIVIDUAL RETIREMENT ANNUITIES

Under Sections 408(b) and 219 of the Code, special tax rules apply to Individual Retirement Annuities. As described below, certain contributions to such annuities (other than Rollover Contributions) are deductible within certain limits and the gains on contributions (including Rollover Contributions) are not taxable until distributed. Generally, the cost basis in an Individual Retirement Annuity will equal the amount of non-deductible contributions, if any, made to the Individual Retirement Annuity. Under special rules, all individual retirement plans will be treated as one plan for purposes of these rules.

Section 408(b) sets forth various requirements that an annuity contract must satisfy before it will be treated as an Individual Retirement Annuity. Although final regulations that interpret some of these requirements have been adopted, other regulations have been proposed that interpret the additional requirement that, under a Section 408(b) Individual Retirement Annuity, the premiums may not be fixed. These proposed regulations, which contain certain ambiguities, may, of course, be changed before they are issued in final form. ACCORDINGLY, WHILE THE FRANKLIN BELIEVES THAT THE CONTRACTS OFFERED BY THIS PROSPECTUS MEET THE REQUIREMENTS OF SECTION 408(b), THE FINAL REGULATIONS AND THE CURRENTLY PROPOSED REGULATIONS THEREUNDER, THERE CAN BE NO ASSURANCE THAT THE CONTRACTS QUALIFY AS INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408(b) PENDING THE ISSUANCE OF COMPLETE FINAL REGULATIONS UNDER THAT CODE SECTION.

Individuals who are not "active participants" in an employer-related retirement plan described in Section 219(g) of the Code will, in general, be allowed to contribute to an Individual Retirement Annuity and to deduct a maximum of $2,000 annually (or 100% of the individual's compensation if less). In addition, this deduction will be allowed for individuals who are active participants in Qualified Plans with annual adjusted gross income that is not above $25,000 ($40,000 for married individuals filing a joint return). This deduction will be phased out for individuals who are active participants in Qualified Plans with annual adjusted gross income between $25,000 and $35,000 ($40,000 and $50,000 for married individuals filing a joint return), and will not be allowed for such active participants with annual adjusted gross income above $35,000 ($50,000 for married individuals filing a joint return). The active participant status of both spouses is taken into account in determining the deductible limit. In addition, an individual will not be considered married for a year in which the individual and the individual's spouse (1) file separate returns and (2) did not live together at any time during the year. Individuals who may not make deductible contributions to an Individual Retirement Annuity may, instead, make non-deductible contributions (up to the applicable maximum described above) on which earnings will accumulate on a tax-deferred basis. If the Individual Retirement Annuity includes non-deductible contributions, distributions will be divided on a pro rata basis between taxable and non-taxable amounts. Special rules apply if, for example, an individual contributes to an Individual Retirement Annuity for his or her own benefit and to another Individual Retirement Annuity for the benefit of his or her spouse.

Individual Retirement Annuities are subject to limitations on the time when distributions must commence. In addition, the 10% penalty tax on early withdrawals described under "Qualified Pension, Profit-Sharing and Annuity Plans," above, also applies to Individual Retirement Annuities, except that the circumstances in which the penalty tax will not apply are different in certain respects. Further, for any year in which a Contract Owner borrows any money under or by use of the Individual Retirement Annuity, the Contract ceases to qualify under Section 408(b), and an amount equal to the fair market value of the Contract as of the first day of such year will be includible in the Contract Owner's gross income for such year.

SECTION 408(k) SIMPLIFIED EMPLOYEE PENSIONS

An Individual Retirement Annuity described in Section 408(b) of the Code that also meets the special requirements of Section 408(k) qualifies as a Simplified Employee Pension. Under a Simplified Employee Pension, employers may contribute to the Individual Retirement Annuities of their employees subject to the limitation in Section 408(j). An employee may exclude the employer's contribution on his or her behalf to a Simplified Employee Pension from gross income subject to certain limitations. Elective deferrals under a Simplified Employee Pension are to be treated like elective deferrals under a cash or deferred arrangement under Section 401(k) of the Code and are subject to a $7,000 limitation, adjusted for inflation. In general, the employee may also contribute and deduct an additional amount not in excess of the lesser of (a) $2,000 or (b) 100% of compensation, subject to the phaseout discussed above, if the Simplified Employee Pension meets the qualifications for an Individual Retirement Annuity.

In general, except as stated in this section, the rules discussed in "Section 408(b) Individual Retirement Annuities," above, apply to a Simplified Employee Pension.

THE CONTRACTS: NON-QUALIFIED PLANS

In the case of Non-Qualified Contracts issued in connection with retirement or deferred compensation plans which are Non-Qualified Plans, the provisions of the Plan determine the tax treatment of Plan participants.

For example, contributions to, or deferred compensation in connection with, Non-Qualified Plans may or may not be currently taxable to participants.

Payments received under a Non-Qualified Contract are subject to tax under
Section 72 of the Code. If payments are received in the form of an annuity, then, in general, each payment is taxable as ordinary income to the extent that such payment exceeds the portion of the cost basis of the annuity contract that is allocable to that payment. Payment of the proceeds of an annuity contract in a lump sum either before or at maturity is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the annuity contract. If the Variable Annuitant's life span exceeds his or her life expectancy, the Variable Annuitant's cost basis will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity Payments cease after the initial Annuity Payment Date by reason of the death of the Variable Annuitant, the amount of any unrecovered cost basis in the Contract will generally be allowed as a deduction to the Variable Annuitant for his or her last taxable year.

A payment received on account of a partial redemption of an annuity contract generally is taxable as ordinary income in whole or in part. Also, if prior to the initial Annuity Payment Date, (i) an annuity contract is assigned or pledged, or (ii) a Contract issued after April 22, 1987 is transferred without adequate consideration, then the amount assigned, pledged or transferred may similarly be taxable. Special rules may apply with respect to investments in a Contract made before August 14, 1982. Because the applicable tax treatment is complex, a qualified tax advisor should be consulted prior to a partial withdrawal, assignment, pledge, or contract transfer.

Further, in general, in the case of a payment received under a Non-Qualified Contract in a taxable year beginning after December 31, 1986, a penalty may be imposed equal to 10% of the taxable portion of the payment. However, the 10% penalty does not apply in various circumstances. For example, the penalty is generally inapplicable to payments that are: (i) made on or after age 59 1/2;
(ii) allocable to investments in the Contract before August 14, 1982, (iii) made on or after the death of the holder; (iv) made incident to disability; (v) part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or the life expectancy) of the Variable Annuitant or the joint lives (or joint life expectancies) of the Variable Annuitant and his or her beneficiary; or (vi) made under a Contract purchased with a single premium and which has an annuity starting date commencing no later than one year from the purchase date of the annuity and which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period.

A Non-Qualified Contract will not be treated as an annuity contract for purposes of certain Code sections, including Section 72, for any period (and any subsequent period) for which the investments made by the Fund attributable to such Non-Qualified Contract are not, in accordance with Treasury regulations, adequately diversified. Although certain questions exist about the diversification standards, The Franklin believes that the Fund presently satisfies those standards and intends that the Fund will continue to be adequately diversified for those purposes.

AGGREGATION OF CONTRACTS

Under a provision of the federal tax law effective for annuity contracts entered into after October 21, 1988, all annuity contracts (other than contracts held in connection with Qualified Plans) issued by the same company (or affiliates) to the same contract owner during any calendar year will generally be treated as one annuity contract for the purpose of determining the amount of any distribution, not in the form of an annuity, that is includable in gross income. This rule may have the effect of causing more rapid taxation of the distributed amounts from such combination of contracts.
It is not certain how this rule will be applied or interpreted by the Internal Revenue Service. In particular, it is not clear if or how this rule applies to Immediate Variable Annuity Contracts or "split" annuity arrangements. Accordingly, a qualified tax advisor should be consulted about the application and effect of this rule.

INCOME TAX WITHHOLDING

Withholding of federal income tax is generally required from distributions from Qualified Plans and Non-Qualified Plans, or Contracts issued in connection therewith, to the extent the distributions are taxable and are not otherwise subject to withholding as wages ("Distributions"). See "The Contracts:
Qualified Plans," above, and "The Contracts: Non-Qualified Plans," above, regarding the taxation of Distributions.

Federal income tax is generally required to be withheld from all or any portion of a Distribution made on or after January 1, 1993 that constitutes an "eligible rollover distribution." An "eligible rollover distribution" generally includes any distribution from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code except for (1) a distribution which is one of a series of substantially equal periodic instalments payable at least annually for the life (or over the life expectancy) of the Variable Annuitant or for the joint lives (or over the joint life expectancies) of the Variable Annuitant and his or her Beneficiary, or for a specified period of 10 years or more, or (2) a minimum distribution required pursuant to Section 401(a)(9) of the Code, and (3) an amount which is not includible in gross income (for example, the return of non-deductible contributions). Any eligible rollover distribution which is not rolled over directly from a Section 401(a) qualified trust, a Section 403(a) qualified annuity plan or a Section 403(b) qualified annuity contract to an "eligible retirement plan" is subject to mandatory federal income tax withholding in an amount equal to 20% of the eligible rollover distribution. An "eligible retirement plan" generally includes a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code, an individual retirement account described in Section 408(a) of the Code or an Individual Retirement Annuity described in Section 408(b) of the Code. Mandatory federal income tax withholding is required even if the Variable Annuitant receives an eligible rollover distribution and rolls it over within 60 days to an eligible retirement plan. Federal income tax is not required to be withheld from any eligible rollover distribution which is rolled over directly from a qualified trust described in Section 401(a) of the Code, a qualified annuity plan described in Section 403(a) of the Code or a qualified annuity contract described in Section 403(b) of the Code to an eligible retirement plan.

Except with respect to certain payments delivered outside the United States or any possession of the United States, federal income tax is not required to be withheld from any Distribution which does not constitute an eligible rollover distribution, if the Variable Annuitant or Beneficiary properly elects in accordance with the prescribed procedures not to have withholding apply. In the absence of a proper election not to have withholding apply, the amount to be withheld from a Distribution which is not an eligible rollover distribution depends upon the type of payment being made. Generally, in the case of a periodic payment which is not an eligible rollover distribution, the amount to be withheld from such payment is the amount that would be withheld therefrom under specified wage withholding tables if the payment were a payment of wages for the appropriate payroll period. In the case of a non-periodic payment which is not an eligible rollover distribution, the amount to be withheld is generally equal to 10% of the amount of the Distribution.

The applicable federal law pertaining to income tax withholding from Distributions is complex and contains many special rules and exceptions in addition to the general rules summarized above. Special rules apply, for example, if the Distribution is made to the surviving spouse of a Variable Annuitant or if the Distribution is an eligible rollover distribution from a qualified annuity contract under Section 403(b) of the Code. Any Variable Annuitant or Beneficiary considering a Distribution should consult a qualified tax advisor.

                                 VOTING PRIVILEGES

In accordance with current interpretations of applicable law, The Franklin votes Portfolio shares held in the Fund at regular and special shareholder meetings of the Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or The Franklin otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that a Contract Owner or Variable Annuitant has the right to instruct are calculated separately for each Subaccount, and may include fractional votes. Prior to the Annuity Payment Date, the Contract Owner holds a voting interest in each Subaccount to which Contract value is allocated. After the Annuity Payment Date, the Variable Annuitant has a voting interest in each Subaccount from which Variable Annuity payments are made.

For each Contract Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Owner's value in the Subaccount by the Net Asset Value Per Share of the Portfolio in which that Subaccount invests.
For each Variable Annuitant, the number of votes attributable to a Subaccount is determined by dividing the liability for future Variable Annuity payments to be paid from that Subaccount by the Net Asset Value Per Share of the Portfolio in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected rate of return and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As Variable Annuity payments are made, the liability for future payments decreases as does the number of votes.

The number of votes available to an Contract Owner or Variable Annuitant are determined as of the date coinciding with the date established by the Portfolio for determining shareholders eligible to vote at the relevant meeting of the Portfolio's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Portfolio. Each Contract Owner or Variable Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Portfolio in which that Subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by The Franklin in a Subaccount as to which no Contract Owner or Variable Annuitant has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Subaccount. Under the 1940 Act, certain actions affecting the Subaccounts may require Contract Owner approval. In that case, a Contract Owner will be entitled to vote in proportion to the value of his Contract.

                            SERVICES UNDER THE CONTRACTS

Franklin Financial Services Corporation ("Franklin Financial") serves as "principal underwriter" (as that term is defined in the 1940 Act) for the Contracts pursuant to Sales Agreements with the Fund. The Sales Agreements are described under "Distribution of The Contracts" in the Statement of Additional Information. Franklin Financial, located at #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly owned subsidiary of The Franklin.

The Fund no longer offers new Contracts. However, commissions are paid to registered representatives of Franklin Financial with respect to Stipulated Payments received by The Franklin under outstanding Contracts to a maximum of 5% of such Stipulated Payments for Contract A, 4% of such Stipulated Payments for Contract B, and 2% of such Stipulated Payments for Contract C.

Beginning in October 1998, administrative services under the Contracts are provided by American General Life Insurance Company pursuant to a services agreement.

                                  STATE REGULATION

As a life insurance company organized and operated under Illinois law, The Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of The Franklin for the preceding year and its financial condition on December 31 of such year. The Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination. In addition, The Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate.

                                 REPORTS TO OWNERS

The Franklin will mail Contract Owners (or persons receiving payments following the Annuity Payment Date), at their last known address of record, any reports and communications required by applicable law or regulation. Therefore, prompt written notice of any address change should be given to The Franklin at its Administrative Office.

                            EFFECT OF NON-QUALIFICATION

In the event that a plan intended to qualify as a Qualified Plan under the Code fails to meet the applicable qualification requirements under the Code (including Section 818(a)) or in the event that a Qualified Plan ceases to qualify thereunder, The Franklin shall have the right, upon receiving notice of such non-qualification, to treat any such Contract issued in connection with such a plan as a Non-Qualified Contract participating in the Fund.

                                 YIELD INFORMATION

In accordance with regulations adopted by the SEC, the Fund has computed an annualized yield and an effective yield for a seven-day period for Subaccount C that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation on investments) in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of Subaccount C at the beginning of such seven-day period, dividing the net change in account value by the value of the account at the beginning of the seven-day period (the "base period return") and multiplying this result by 365/7 to obtain an annualized yield. The annualized yield for the seven calendar day period ended December 31, 1998 was ____%. The effective yield is computed by compounding the base period return by adding one, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result. The effective yield for the seven calendar day period ended December 31, 1998 was ____%. The effective yield is higher because it represents a compound yield, i.e., it assumes that the increase in account value represented by the base period return is reinvested.

Yield as determined with respect to a portfolio composed primarily of money market securities normally will fluctuate on a daily basis and is affected by changes in interest rates on money market securities, average portfolio maturities, the type and quality of portfolio securities held and the expenses of the Money Market Fund. Therefore, the yield for any given past period should not be considered as a representation of the yield for any future period.

In addition, although yield information may be useful in reviewing Subaccount C's performance and in providing a basis for comparison with other investment alternatives, it should be kept in mind that Subaccount C's yield cannot be compared to the yield on bank deposits and other investments which pay fixed yields for a stated period of time and that other investment companies may calculate yield on additional bases. When comparing the yields of investment companies, consideration should be given to the quality and maturity of the portfolio of securities of each company as well as to the type of expenses incurred. In this connection, it should be noted that the accrued expenses of Subaccount C differ from those incurred under conventional money market funds that do not offer variable annuity contracts in that additional charges are made against Subaccount C relating to The Franklin's assumption of mortality and expense risks under the Contract. See "Mortality and Expense Risk Charge," above. In addition, unlike investments in conventional money market funds which may be held on a non-qualified basis by the investor, investment income earned by Subaccount C during the accumulation period is not currently taxable to holders of Contracts. See "Federal Income Tax Status," above.

                               REGISTRATION STATEMENT

The Franklin and the Fund have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and the 1940 Act with respect to the Contracts offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Fund, The Franklin and the Contracts offered hereby. Statements contained in this prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

            TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Limitations on Settlement Options. . . . . . . . . . . . . . . . . . . . . . . .
Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . . . . . . .
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Index to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . . . .

                        STATEMENT OF ADDITIONAL INFORMATION

                        FRANKLIN LIFE VARIABLE ANNUITY FUND

                       Individual Variable Annuity Contracts

                                     Issued by

                        The Franklin Life Insurance Company
                                 #1 Franklin Square
                            Springfield, Illinois 62713
                                   1-800-528-2011



This Statement of Additional Information, dated April 30, 1999, is not a prospectus and should be read in conjunction with the Prospectus dated the same date for the individual variable annuity contracts which are referred to herein. This Statement of Additional Information should be retained for future reference.

The Prospectus sets forth information that a person should know before investing in the Contracts. For a copy of the Prospectus, write or call The Franklin at FLIC Annuity Service Center, 2727-A Allen Parkway (3-50), Houston, Texas 77019-2191; or P.O. Box 4799, Houston, Texas 77210-4799, (800) 231-0105 or (713)
831-3505.


TABLE OF CONTENTS

General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
Limitations on Settlement Options. . . . . . . . . . . . . . . . . . . . .     1
Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . . . .     3
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
Index to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .     4

                                GENERAL INFORMATION

The individual variable annuity contracts offered by the prospectus (the "Prospectus" ) are designed primarily to provide annuity payments which may vary with the investment performance of a Subaccount of Franklin Life Variable Annuity Fund (the "Fund" ), a separate account which has been established by The Franklin Life Insurance Company ("The Franklin") under Illinois insurance law. Reference is made to the Prospectus, which should be read in conjunction with this Statement of Additional Information. Capitalized terms not otherwise defined in this Statement of Additional Information shall have the meanings designated in the Prospectus.

American General Corporation ("American General") through its wholly owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

                         LIMITATIONS ON SETTLEMENT OPTIONS

LIMITATIONS ON CHOICE OF SETTLEMENT OPTION. Described below are certain limitations on Settlement Options based on The Franklin's current understanding of the distribution rules generally applicable to Contracts purchased for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Settlement Option availability thereunder.

The Internal Revenue Service has proposed regulations relating to required distributions from qualified plans, individual retirement plans, and annuity contracts under Section 403(b) of the Code. These proposed regulations may limit the availability of the Settlement Options in Contracts purchased for use as Individual Retirement Annuities or issued in connection with Section 403(b) annuity purchase plans. The proposed regulations are generally effective for calendar years after 1984. A person should consult a qualified tax advisor concerning the effect of the proposed regulations on the Settlement Option or Options the person is contemplating.

FIRST OPTION - LIFE ANNUITY. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless distributions to the Beneficiary begin not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70 1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and such surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding rule.

SECOND OPTION - LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the selected period does not extend beyond the life expectancy of the Variable Annuitant (or the life expectancy of the Variable Annuitant and his or her Beneficiary). Further, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless
(1) the selected period does not extend beyond the life expectancy of the

Beneficiary, and (2) the distribution to the Beneficiary commences not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70 1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and the surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding sentence. This Option is also not available under Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans unless certain minimum distribution incidental benefit requirements of the proposed regulations are met.

THIRD OPTION - UNIT REFUND LIFE ANNUITY. This Option is not available under Contracts issued for use as Individual Retirement Annuities. Also, under Qualified Contracts issued in connection with Section 403(b) annuity purchase plans, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary unless distributions to the Beneficiary begin not later than one year after the date of the Variable Annuitant's death (except that distributions to a Beneficiary who is the surviving spouse of the Variable Annuitant need not commence earlier than the date on which the Variable Annuitant would have attained age 70 1/2). If the surviving spouse of the Variable Annuitant is the Beneficiary and such surviving spouse dies before Annuity Payments to such spouse have commenced, the surviving spouse will be treated as the Variable Annuitant for purposes of the preceding rule. This Option is also not available in connection with Section 403(b) annuity purchase plans unless certain minimum distribution incidental benefit requirements of the proposed regulations are met.

FOURTH OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the secondary variable annuitant is the spouse of the Variable Annuitant or unless certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Variable Annuitant dies before Annuity Payments have commenced, this Option is not available to a Beneficiary under a Contract issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans.

FIFTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. Under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans, this Option is not available unless the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Option is otherwise available to a Beneficiary where the Variable Annuitant dies before Annuity Payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Variable Annuitant or the substituted surviving spouse, as the case may be. In addition, this Option is not available if the number of years in the selected period over which Annuity Payments would otherwise be paid plus the attained age of the Variable Annuitant at the initial Annuity Payment Date would exceed 95.

SIXTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is not available under Contracts issued for use as Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans.

SEVENTH OPTION - INVESTMENT OPTION. This Option is not available under Qualified Contracts issued in connection with any Qualified Plan.

LIMITATIONS ON COMMENCEMENT OF ANNUITY PAYMENTS. The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than age 75 unless the provisions of the Code or any governing Qualified Plan require Annuity Payments to commence at an earlier date. For example, under Qualified Contracts, other than those issued for use as Individual Retirement Annuities, the Contract Owner may not defer the initial Annuity Payment Date beyond April 1 of the calendar year following the later of the calendar year in which the Variable Annuitant (1) attains age 70 1/2, or (2) retires, and must be made in a specified form or manner. In addition, if the plan participant is a "5-percent owner" (as defined in the Code), or if the Contract is issued for use as an Individual Retirement Annuity, distributions generally must begin no later than the date described in (1). The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

                        DISTRIBUTION OF THE CONTRACTS

Franklin Financial Services Corporation ("Franklin Financial" ), #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly owned subsidiary of The Franklin. Franklin Financial serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts, pursuant to Sales Agreements between Franklin Financial and the Fund.

The Fund no longer issues new Contracts. To the extent that Stipulated Payments continue to be made on Contracts, the Fund may nevertheless be deemed to be offering interests in Contracts on a continuous basis. Contracts were sold primarily by persons who are insurance agents or brokers for The Franklin authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell Variable Annuities. Pursuant to an agreement between Franklin Financial and The Franklin, Franklin Financial agreed to employ and supervise agents chosen by The Franklin to sell the Contracts and to use its best efforts to qualify such persons as registered representatives of Franklin Financial, which is a broker-dealer registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Franklin Financial also may enter into agreements with The Franklin and each such agent with respect to the supervision of such agent.

Pursuant to an agreement between The Franklin and Franklin Financial, The Franklin has agreed to pay commissions earned by registered representatives of Franklin Financial on the sale of the Contracts and to bear the cost of preparation of prospectuses and other disclosure materials. Commissions and other remuneration and the cost of disclosure materials will be paid by The Franklin from its General Account. During 1996, 1997, and 1998: (1) a total of $_____, $_________ and $_______, respectively, were paid in brokerage commissions on behalf of Contract A; (2) a total of $_____, $________ and $_______, respectively, were paid in brokerage commissions on behalf of Contract B; and (3) a total of $_____, $________ and $_______, respectively, were paid in brokerage commissions on behalf of Contract C. None of such brokerage business was allocated to Franklin Financial.

Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling Contracts, where required, are also licensed as securities salesmen under state law.

                                   LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                      EXPERTS

The statement of assets and liabilities as of December 31, 1998 and the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and December 31, 1997 of the Fund, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements of The Franklin at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998 appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. Such financial information and financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                           INDEX TO FINANCIAL STATEMENTS


                             [to be added by amendment]

                                       PART C

                                 OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements

PART A: Per Unit Income and Changes in Accumulation Unit Value for the 10 years ended December 31, 1998.

PART B:        To be filed by amendment.

(1) Financial Statements of Franklin Life Variable Annuity Fund A (now Franklin Life Variable Annuity Fund) (the "Separate Account"):

       Report of Independent Auditors

       Audited Financial Statements:

       Statement of Assets and Liabilities, December 31, 1998

       Statement of Operations for the year ended December 31, 1998

       Statement of Changes in Net Assets for the two years ended December 31, 1998

       Notes to Financial Statements

(2)    Financial Statements of The Franklin Life Insurance Company:

       Report of Independent Auditors

       Audited Financial Statements:

       Statement of Operations for the years ended December 31, 1998, 1997 and 1996

       Balance Sheet, December 31, 1998 and 1997

       Statement of Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996

       Statement of Cash Flows for the years ended December 31, 1998, 1997 and 1996

       Notes to Financial Statements

PART C:        None

(b)    Exhibits

1(a) Resolutions of the Board of Directors of The Franklin Life Insurance Company establishing the Separate Account are incorporated herein by reference to Exhibit 1 to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).


(b) Resolutions of the Board of Directors of The Franklin Life Insurance Company renaming the Separate Account. [to be added by amendment]


2. Custodian Agreement dated April 17, 1995 between The Franklin Life Insurance Company and State

       Street Bank and Trust Company is incorporated herein by reference to
       Exhibit 3 to Post-Effective Amendment No. 42 to the Separate Account's Registration Statement on Form N-3, filed April 30, 1996 (File No. 2-36394).

3.     (a)     Sales Agreement among The Franklin Life Insurance Company,
               Registrant and Franklin Financial Services Corporation dated
               January 31, 1995 is incorporated herein by reference to Exhibit
               7(a) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (b) Form of Agreement among The Franklin Life Insurance Company, Franklin Financial Services Corporation and agents is incorporated herein by reference to Exhibit 7(b) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

4.     (a)     Specimen copy of Form 1170, deferred periodic payment variable annuity contract is incorporated herein by reference to Exhibit
               6(a) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (b) Specimen copy of Form 1171, single payment deferred variable annuity contract is incorporated herein by reference to Exhibit 6(b) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (c) Specimen copy of Form 1172, single payment immediate life variable annuity contract is incorporated herein by reference to
               Exhibit 6(c) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (d) Specimen copy of Form 1173, single payment immediate life variable annuity contract with guaranteed period is incorporated herein by reference to Exhibit 6(d) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (e) Specimen copy of Form 1174, single payment immediate joint and last survivor life variable annuity contract is incorporated herein by reference to Exhibit 6(e) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (f) Specimen copy of endorsement to Forms 1170, 1171, 1172, 1173 and 1174 when such contracts are issued to variable annuitants in the State of Texas is incorporated herein by reference to Exhibit 6(f) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

       (g)     Contract B [to be added by amendment]

       (h)     Contract C [to be added by amendment]

5. The applications for the various forms of variable annuity contracts set forth in Exhibit 4 are included as parts of the respective contract forms.

6. Rules and Regulations of Franklin Life Variable Annuity Fund A are incorporated herein by reference to Exhibit 2(a) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

7.     Not applicable.

8.     (a)     Administration Agreement between Franklin Life Variable Annuity
               Fund A and The Franklin Life Insurance Company dated June 30,
               1971 is incorporated herein by reference to Exhibit 13(a) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No.
               333-70813).

       (b) Agreement between The Franklin Life Insurance Company and Franklin Financial Services Corporation dated June 30, 1971 is incorporated herein by reference to Exhibit 13(b) to the Registrant's registration statement on Form N-14 filed with the Securities and Exchange Commission on January 20, 1999 (File No. 333-70813).

9.     Opinion re legality of securities (to be added by amendment)

10.    (a)     Consent of independent auditors (to be added by amendment)

       (b)     Consent of counsel (to be added by amendment)

11.    Not applicable

12.    Not applicable

13.    Not applicable

14.    Not applicable

15.    Power of Attorney with respect to the Registration Statement.

ITEM 25.       DIRECTORS AND OFFICERS OF THE DEPOSITOR

Information as to the directors, executive officers of The Franklin Life Insurance Company is listed below.



                   (1)                                              (2)
     Name and Principal Business Address    Positions and Offices with Depositor
     -----------------------------------    ------------------------------------
        Robert M. Beuerlein                 Director, Senior Vice President-
                                            Actuarial/Financial and Treasurer

        Pauletta P. Cohn**                  Secretary

        Brady W. Creel                      Director, Senior Vice President and Chief
                                            Marketing Officer

        Barbara Fossum                      Senior Vice President

        Ross D. Friend**                    Senior Vice President and Chief Compliance Officer

        Rodney O. Martin, Jr.**             Director and Senior Chairman


        Jon P. Newton*                      Director and Vice Chairman

        Michael M. Nicholson                Director and President

        Gary D. Reddick**                   Vice Chairman and Director

        Richard W. Scott*                   Vice President and Chief Investment Officer

        William A. Simpson                  Director and Chief Executive Officer

        T. Clayton Spires                   Director, Corporate Tax

        Christian D. Weiss                  Director-Controller

        Diane S. Workman                    Vice President-Administration


       The principal business address of each individual with an asterisk next to his name is 2929 Allen Parkway, Houston, Texas 77019. The principal business address of each individual with two asterisks next to his name is 2727-A Allen Parkway, Houston, Texas 77019. The principal business address of each other individual is in care of The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

       There is no person controlled by or under common control with Registrant.

       The Franklin Life Insurance Company is an indirect wholly owned subsidiary of American General Corporation ("AGC").

                    SUBSIDIARIES OF AMERICAN GENERAL CORPORATION

The following is a list of American General Corporation's subsidiaries (1),(2),
(3),(4) as of December 31, 1998. All subsidiaries listed are corporations, unless otherwise indicated. Indentations indicate subsidiaries of subsidiaries, and unless otherwise indicated, all subsidiaries are wholly owned. An asterisk (*) denotes inactive subsidiaries.




Name                                                                       Jurisdiction of
----                                                                       Incorporation       Insurer
                                                                           -------------       -------
AGC Life Insurance Company(5)                                              Missouri            Yes

  American General Life and Accident Insurance Company(6)                  Tennessee           Yes

     American General Exchange, Inc.                                       Tennessee           No

     Independent Fire Insurance Company                                    Florida             Yes

       American General Property Insurance Company of Florida              Florida             Yes



Name                                                                       Jurisdiction of
----                                                                       Incorporation       Insurer
                                                                           -------------       -------
       Old Faithful General Agency, Inc.                                   Texas               No

     Independent Life Insurance Company                                    Georgia             Yes

  American General Life Insurance Company(7)                               Texas               Yes

     American General Annuity Service Corporation                          Texas               No

     American General Life Insurance Company of New York                   New York            Yes

                 The Winchester Agency Ltd.                                New York            No

     The Variable Annuity Life Insurance Company                           Texas               Yes

       The Variable Annuity Marketing Company                              Texas               No

       VALIC Investment Services Company                                   Texas               No

       VALIC Retirement Services Company                                   Texas               No

       VALIC Trust Company                                                 Texas               No

  Astro Acquisition Corp.                                                  Delaware            No

  The Franklin Life Insurance Company                                      Illinois            Yes

     The American Franklin Life Insurance Company                          Illinois            Yes

     Franklin Financial Services Corporation                               Delaware            No

  HBC Development Corporation                                              Virginia            No

Allen Property Company                                                     Delaware            No

  Florida Westchase Corporation                                            Delaware            No

  Hunter's Creek Communications Corporation                                Florida             No

  Westchase Development Corporation                                        Delaware            No

American General Capital Services, Inc.                                    Delaware            No

American General Corporation*                                              Delaware            No

American General Delaware Management Corporation ("AGDMC")(1)              Delaware            No

American General Finance, Inc.                                             Indiana             No

  AGF Investment Corp.                                                     Indiana             No

  American General Auto Finance, Inc.                                      Delaware            No



Name                                                                       Jurisdiction of
----                                                                       Incorporation       Insurer
                                                                           -------------       -------

  American General Finance Corporation(8)                                  Indiana             No

     American General Finance Group, Inc.                                  Delaware            No

       American General Financial Services, Inc.(9)                        Delaware            No

          The National Life and Accident Insurance Company                 Texas               Yes

     Merit Life Insurance Co.                                              Indiana             Yes

     Yosemite Insurance Company                                            California          Yes

  American General Finance, Inc.                                           Alabama             No

  American General Financial Center                                        Utah                No

  American General Financial Center, Inc.*                                 Indiana             No

  American General Financial Center, Incorporated*                         Indiana             No

  American General Financial Center Thrift Company*                        California          No

  Thrift, Incorporated*                                                    Indiana             No

American General Independent Producer Division Co.                         Delaware            No

American General Investment Advisory Services, Inc.*                       Texas               No

American General Investment Holding Corporation(10)                        Delaware            No


American General Investment Management Corporation(10)                     Delaware            No

American General Realty Advisors, Inc.                                     Delaware            No

American General Realty Investment Corporation                             Texas               No

  American General Mortgage Company                                        Delaware            No

  GDI Holding, Inc.*(11)                                                   California          No

  Ontario Vineyard Corporation                                             Delaware            No

  Pebble Creek Country Club Corporation                                    Florida             No

  Pebble Creek Service Corporation                                         Florida             No

  SR/HP/CM Corporation                                                     Texas               No

American General Property Insurance Company                                Tennessee           Yes

Bayou Property Company                                                     Delaware            No

  AGLL Corporation(12)                                                     Delaware            No

  American General Land Holding Company                                    Delaware            No



Name                                                                       Jurisdiction of
----                                                                       Incorporation       Insurer
                                                                           -------------       -------

     AG Land Associates, LLC(12)                                           California          No

     Hunter's Creek Realty, Inc.*                                          Florida             No

     Summit Realty Company, Inc.                                           So. Carolina        No

Florida GL Corporation                                                     Delaware            No

GPC Property Company                                                       Delaware            No

  Cinco Ranch East Development, Inc.                                       Delaware            No

  Cinco Ranch West Development, Inc.                                       Delaware            No

  Hickory Downs Development, Inc.                                          Delaware            No

  Lake Houston Development, Inc.                                           Delaware            No

  South Padre Development, Inc.                                            Delaware            No

Green Hills Corporation                                                    Delaware            No

Knickerbocker Corporation                                                  Texas               No

  American Athletic Club, Inc.                                             Texas               No

Pavilions Corporation                                                      Delaware            No

USLIFE Corporation                                                         New York            No

  All American Life Insurance Company                                      Illinois            Yes

     1149 Investment Corp.                                                 Delaware            No

  American General Life Insurance Company of Pennsylvania                  Pennsylvania        Yes

  New D Corporation*                                                       Iowa                No

  The Old Line Life Insurance Company of America                           Wisconsin           Yes

  The United States Life Insurance Company in the City of New York         New York            Yes

  USLIFE Advisers, Inc.                                                    New York            No

  USLIFE Agency Services, Inc.                                             Illinois            No

  USLIFE Credit Life Insurance Company                                     Illinois            Yes

     USLIFE Credit Life Insurance Company of Arizona                       Arizona             Yes

     USLIFE Indemnity Company                                              Nebraska            Yes

  USLIFE Financial Corporation of Delaware*                                Delaware            No

     Midwest Holding Corporation                                           Delaware            No



Name                                                                       Jurisdiction of
----                                                                       Incorporation       Insurer
                                                                           -------------       -------
       I.C. Cal*                                                           Nebraska            No

       Midwest Property Management Co.                                     Nebraska            No

  USLIFE Financial Institution Marketing Group, Inc.                       California          No

  USLIFE Insurance Services Corporation                                    Texas               No

  USLIFE Realty Corporation                                                Texas               No

     405 Leasehold Operating Corporation                                   New York            No

     405 Properties Corporation*                                           New York            No

     USLIFE Real Estate Services Corporation                               Texas               No

     USLIFE Realty Corporation of Florida                                  Florida             No

  USLIFE Systems Corporation                                               Delaware            No


American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

       American General Capital, L.L.C.
       American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees:
       Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company:
       VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

       Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) On December 23, 1994, AGCL purchased approximately 40% of the shares of common stock of Western National Corporation ("WNC"), Western National Life Insurance Company's ("WNL") indirect intermediate parent. Therefore, WNL became approximately 40% indirectly controlled by AGC. On September 30, 1996, AGC purchased 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock (the "Convertible Preferred Stock"). On November 30, 1996, AGC contributed the Convertible Preferred Stock to AGCL. On May 14, 1997, WNC's shareholders approved the conversion of 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock held by AGCL into an equal number of WNC common stock. Thus, at present, the percentage of WNC common stock owned directly by AGCL (and indirectly by AGC) is 46.2%. WNC, a Delaware corporation, owns the following companies:

            WNL Holding Corporation
                Western National Life Insurance Company (TX)
                Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
                Conseco Annuity Guarantee Corp.
                WNL Brokerage Services, Inc.
                WNL Insurance Services, Inc.

       However, AGCL (1) holds the direct interest in WNC (and the indirect interests in WNC's subsidiaries) for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct the operations of WNC or its subsidiaries.

(6) AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

                American General Insurance Agency, Inc. (Missouri) American General Insurance Agency of Hawaii, Inc. (Hawaii) American General Insurance Agency of Massachusetts, Inc.
                     (Massachusetts)

       In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
                American General Insurance Agency of Ohio, Inc. (Ohio) American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma)
                    Insurance Masters Agency, Inc. (Texas)

       AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7.

(9) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11)   AGRI owns only a 75% interest in GDI Holding, Inc.

(12) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.



ITEM 27.       NUMBER OF CONTRACT OWNERS


       As of April 1, 1999, there were ________ owners of Contracts of the class covered by this registration statement (_____ Qualified Contracts and _____ Non-Qualified Contracts).

ITEM 28.       INDEMNIFICATION

Franklin Life Variable Annuity Fund A's Rules and Regulations provide as follows:

     ARTICLE V.  INDEMNIFICATION

     The Fund shall indemnify each of the members of its Board of Managers and officers (and his heirs, executors and administrators) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees, reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while in office or thereafter, by reason of his being or having been such a member or officer, except with respect to any matter as to which he shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the Fund; and except that no member of the Board of Managers or officer shall be indemnified hereunder or by any provision or arrangement against any liability to the Fund or its Contract Owners to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Expenses, including counsel fees so incurred by any such member or officer (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) may be paid from time to time by the Fund in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such member or officer, secured by an appropriate deposit or a surety bond approved by independent legal counsel for the Fund, to repay the amounts so paid to the Fund if it is ultimately determined that indemnification of such expenses is not authorized under this
Article V.

     Any indemnification under this Article V shall be made only upon (1) a final decision on the merits by a court or other body of competent jurisdiction before which such proceeding is brought that the member of the Board of Managers or officer to be indemnified is not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the member of the Board of Managers or officer to be indemnified was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by (a) the vote of a majority of a quorum of directors who are neither 'interested persons' (as defined in Section 2(a)(19) of the Investment Company Act of 1940) of the Fund or the Company nor parties to the proceeding or (b) independent legal counsel in a written opinion. Approval of indemnification by the Board of Managers pursuant to clause 2(a) or clause 2(b) above shall not prevent the recovery from any member of the Board of Managers or officer of any amount paid to him in accordance with such clause if such member of the Board of Managers or officer is subsequently adjudicated by a court of competent jurisdiction (1) not to have acted in good faith in the reasonable belief that his actions was in the best interests of the Fund, or (2) to have been liable to the Fund or its Contract Owners by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which any member of the Board of Mangers or officer may be entitled, provided, however, that no such indemnification shall be inconsistent with the provisions of Section 17(h) of the Investment Company Act of 1940. Nothing contained in this Article shall affect any rights to indemnification to which personnel other than members of the Board of Managers and officers may be entitled by contract or otherwise under law, provided, however, that no such indemnification shall be effected in violation of the Investment Company Act of 1940.

     Notwithstanding any other provisions of this Article, in the event that a claim for indemnification with respect to liabilities arising under the Securities Act of 1933 is asserted by any member of the Board of Mangers or officer of the Fund, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent and such member or officer is not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against the public policy as expressed in the Securities Act of 1933 and the Investment Company Act of 1940, and whether such member or officer is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and the party claiming such indemnification and the Fund will be governed by the final adjudication of such judgment. Any adjudication that such indemnification is against such public policy, or that such member or officer is so liable, shall preclude any indemnification by the Fund.

     By contract or other agreement with the Fund, the Company may agree to bear or guarantee the cost of expense of the indemnification provided in this Article, or any part of it.

     The Franklin Life Insurance Company (referred to as "the Company" in the immediately preceding quoted paragraph) has agreed to bear the expense of such indemnification pursuant to the Administration Agreement dated June 30, 1971, between The Franklin Life Insurance Company and Registrant.


ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Franklin Financial Services Corporation, also acts as principal underwriter for Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, and Separate Account VA-1 of The American Franklin Life Insurance Company, which offers interests in variable annuity contracts.

(b)  The directors and principal officers of the principal underwriter are:


             (1)                             (2)
                                    Positions and Offices
             Name                      with Underwriter
             ----                   ---------------------
     Earl W. Baucom          Director and Treasurer

     Robert M. Beuerlein     Senior Vice President

     Tony M. Carter          Vice President

     Ross D. Friend          Director, Vice President and Secretary

     Karen Kunz              Chief Financial Officer and Director of
                                 Compliance and Administration

     Deanna Osmonson         Vice President and Assistant Secretary

     Gary D. Osmonson        Director and President

     Gary D. Reddick         Director and Vice Chairman

     William A. Simpson      Chairman of the Board

     Dan E. Trudan           Vice President and Assistant Secretary

The principal business address of each individual except Tony M. Carter is c/o Franklin Financial Services Corporation, #1 Franklin Square, Springfield, Illinois 62713. The principal business address of Tony M. Carter is 2900 Greenbrier Drive, Springfield, Illinois 62704.

(c)  To be added by amendment

ITEM 30.  LOCATION OF RECORDS

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The Franklin Life Insurance Company at its principal executive office located at #1 Franklin Square, Springfield, Illinois 62713 or at The Franklin Life Insurance Company's Administrative Office - FLIC Annuity Service Center, 2727-A Allen Parkway (3-50), Houston, Texas 77019-2191; or P.O. Box 4799, Houston, Texas 77210-4799, (800) 231-0105 or (713) 831-3505.

ITEM 31.  MANAGEMENT SERVICES

     Registrant has no management-related service contract no discussed in Part A or Part B hereof.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     The Registrant undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus constituting part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request;

     (d) that the Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts used in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement and that the Registrant will comply with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter;

     (e) that the Registrant is relying upon Rule 6c-7 under the 1940 Act with respect to the offer and sale of Contracts to participants in the Texas Optional Retirement Program and that the Registrant will comply with the provisions of paragraphs (a) - (d) of Rule 6c - 7.

     (f) The Franklin Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Franklin Life Insurance Company in connection with the Contracts.

                                      SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has caused this registration statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on the 26th day of February, 1999.


                         Franklin Life Variable Annuity Fund (Registrant)

                         The Franklin Life Insurance Company (Depositor)



                         By: /s/ William A. Simpson
                             --------------------------------
                              William A. Simpson


                              Chairman of the Board of Directors and

                              Chief Executive Officer

Attest:


/s/ Elizabeth Arthur
-----------------------
Elizabeth E. Arthur


Assistant Secretary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


       SIGNATURE                         TITLE                    DATE


        *
------------------------
Robert M. Beuerlein                    Director
                                                            -----------------

        *
------------------------
Brady W. Creel                         Director
                                                            -----------------


------------------------
Rodney O. Martin Jr.                   Director
                                                            -----------------

------------------------
Jon P. Newton                          Director
                                                            -----------------


        *
------------------------
Michael M. Nicholson
                                        Director
                                                            -----------------


        *                        Executive Vice President
-------------------------          and Chief Financial
Philip K. Polkinghorn             Officer (principal
                                  financial officer and
                                  principal accounting
                                        officer)
                                                            -----------------


------------------------
Gary D. Reddick                        Director
                                                            -----------------



                                Chairman of the Board and
        *                        Chief Executive Officer
------------------------          (principal executive
William A. Simpson                     officer)
                                                            -----------------

/s/ Elizabeth Arthur               Dated February 26, 1999
-------------------------------
* By Elizabeth E. Arthur,


       Attorney-in-Fact